UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-21357

Franklin Limited Duration Income Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: _12/31__

Date of reporting period:  12/31/20_

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

Annual Report
Franklin Limited
Duration Income
Trust
December 31, 2020

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report

Contents
Annual Report
Franklin Limited Duration Income Trust 2
Performance Summary 5
Financial Highlights and Statement of Investments 7
Financial Statements 29
Notes to Financial Statements 33
Report of Independent Registered
Public Accounting Firm 45
Tax Information 46
Important Information to Shareholders 47
Annual Meeting of Shareholders 54
Dividend Reinvestment and Cash Purchase Plan 55
Board Members and Officers 57
Shareholder Information 62
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Annual Report
ANNUAL REPORT
Franklin Limited Duration Income Trust
Dear Shareholder:
This annual report for Franklin Limited Duration Income Trust covers the fiscal year ended December 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide high, current income, with a
secondary objective of capital appreciation to the extent
possible and consistent with the Fund’s primary objective,
through a portfolio consisting primarily of high-yield corporate bonds, floating rate corporate loans and mortgage- and other asset-backed securities.
*
Total investments include long-term and short-term investments.
**Includes collateralized loan obligations.
***Includes common stocks, convertible preferred stocks, and escrows and litigation trusts.
Performance Overview
For the 12 months under review, the Fund posted cumulative
total returns of +4.26% based on net asset value and
+9.43% based on market price. Net asset value decreased
from $10.00 per share on December 31, 2019, to $9.43 at
period-end, and the market price decreased from $9.59 to
$9.42 over the same period. You can find the Fund’s long-
term performance data in the Performance Summary on
page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Economic and Market Overview
Financial markets ended 2019 amid an accommodative U.S.
Federal Reserve (Fed) rate stance and a phase-one trade
deal between the U.S. and China. As the first quarter of 2020 got under way, however, investor sentiments quickly turned
negative with heightened volatility as the novel coronavirus
(COVID-19) pandemic began to spread rapidly across
the globe. The short-term outlook for the global economy
deteriorated significantly as governments took increasingly
aggressive actions to try to contain the virus. Ultimately,
markets spent most of February and all of March trying to
“price in” an event for which there was no readily known
precedent. As central banks and governments responded to
the COVID-19 crisis with extraordinary stimulus measures,
financial markets rebounded from March’s extreme lows.
Additionally, regional economies began to incrementally
reopen and improving economic data appeared to bolster
optimism that the worst of the economic shocks had passed.
However, risk aversion returned in the fall amid resurgent
waves of COVID-19 cases globally. Market sentiments
improved in November on apparent optimism over promising
vaccine trials and prospects for a potential global economic recovery in 2021. Risk assets broadly rallied in November,
as well as December as initial vaccine distributions
commenced.
Investment Strategy
We invest in a diversified mix of fixed income securities,
primarily high-yield corporate bonds, senior secured
floating rate corporate loans, and mortgage- and other
asset-backed securities. The Fund may also invest a
small portion in marketplace loans. Our top-down analysis
of macroeconomic trends combined with a bottom-up
analysis of market sectors, industries and issuers drives
our investment process. We seek to maintain a limited
duration, or interest-rate sensitivity, to moderate the impact that fluctuating interest rates might have on the Fund’s fixed income portfolio. Within the corporate bond and corporate
loan sectors, we seek securities trading at reasonable
valuations from issuers with characteristics such as strong
market positions, stable cash flows, reasonable capital
structures, supportive asset values, strong sponsorship
and improving credit fundamentals. In the mortgage- and
other asset-backed securities sector, we look to capture
Portfolio Composition
12/31/20
% of Total
Investments*
Corporate Bonds 39.8%
Senior Floating Rate Interests 28.3%
Mortgage-Backed Securities 15.2%
Asset-Backed Securities** 8.6%
Marketplace Loans 1.7%
Commercial Mortgage-Backed Securities 0.9%
Residential Mortgage-Backed Securities 0.8%
Other*** 0.2%
Short-Term Investments 4.5%
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
8
.

Franklin Limited Duration Income Trust

franklintempleton.com
Annual Report
an attractive income stream and total return through our
analysis of security prepayment assumptions, potential
pricing inefficiencies and underlying collateral characteristics.
Manager’s Discussion
High-Yield Corporate Bonds
After a historic market decline from late February through
late March of 2020, high-yield (HY) bonds began to recover
in April as unprecedented fiscal and monetary measures
by central banks and governments helped to improve
investor sentiment, driven especially by news that additional measures from the Fed would include support for the HY
market. Since then, continued low yields across the U.S.
Treasury curve along with low or negative government bond
yields globally supported demand for HY corporate bonds.
While actual direct and indirect purchases of HY corporate
securities by the Fed’s Secondary Market Corporate Facility
were modest, the perceived support lowered the cost of
capital for HY companies and contributed to capital markets
access. All of these factors led to persistently supportive
conditions for HY corporate bonds, despite bouts of risk-off sentiment driven largely by factors such as a resurgence in
global COVID-19 cases, and the political impasse regarding
additional fiscal stimulus in the months leading up to the U.S.
presidential election. Following the U.S. presidential election, the HY market performed strongly during the remainder of
November and market sentiment remained generally positive
until year-end. The lower-rated CCC credit tier outperformed during December, although the BB credit tier was the best
performer in 2020. Against the current backdrop of a low
interest rate environment globally and investors’ willingness to look ahead to an eventual economic recovery amid
the COVID-19 vaccine rollout, demand for the HY sector
remained robust at period-end. At the end of the volatile
year, the U.S. HY sector, as measured by the ICE BofA
U.S. High Yield Constrained Index, returned +6.07% for the
12-month period ending December 31, 2020.
1
Floating Rate Corporate Loans
Despite favorable investor sentiment at the beginning of
the period, as fears of the impacts of the coronavirus on
the global economy surfaced, the loan market entered a
risk-off mode in March, which recorded some of the worst
daily declines since the global financial crisis. As fiscal and monetary support materialized, the loan market rallied amid
improved investor sentiment and technical conditions, as
severe outflows subsided and modest collateralized loan
obligation (CLO) activity resumed. Gains were initially led by higher-rated loans and those in industries perceived to be
less impacted by the crisis, but eventually spread to lower-
rated loans as investors searched for principal appreciation and higher income in a low-rate environment.
While a stronger technical environment and higher loan
prices at the beginning of the period led to a significant
repricing wave in January, new issuance was on hold for
much of March. Primary activity eventually resumed, but
new loan deals were initially sparse and included issuers
that needed liquidity and offered meaningfully wider spreads.
New issuance picked up by the end of the period and
included an increase in deals to finance acquisitions and
opportunistic deals for second lien loans or those to finance dividends.
During the period, the loan portion of the portfolio
underperformed the loan benchmark. Although the portfolio’s
overweighted position in higher-rated loans contributed
to relative performance amid significant dislocation in the
market, those loans detracted as the market rallied.
Mortgage-Backed Securities (MBS) and Securitized
Sectors
Performance was volatile over the period but all of the
securitized sectors the portfolio invests in posted positive total returns during the period. Non-agency mortgage-
backed securities (RMBS) was the top performing sector,
outperforming U.S. Treasuries (USTs) and all corporate
credit sectors. Commercial mortgage-backed securities
(CMBS) also provided strong total returns, but lagged
USTs. Higher-quality agency (MBS) could not keep pace
with similar duration USTs or underperformed credit related
sectors.
U.S. housing has been resilient despite facing the biggest
economic downturn since the global financial crisis. Supply
and demand forces continue to be supportive for housing.
With mortgage rates continually reaching new historic lows,
the sector continues to face heightened prepayment risk.
Low rates and limited housing supply bolstered the U.S.
housing market and prepayments increased throughout
2020, although overall prepayment activity was subdued
relative to past prepayment waves due to elevated primary
and secondary market spreads. As the economy recovers
we believe prepayments could rise with currently 86% of the
agency MBS universe having an incentive to refinance at
current rates.
The Fed’s sizable purchases of agency MBS will continue
to support the market, potentially limiting spread widening
and keeping spreads range bound, which would benefit
lower coupons and their mortgage dollar rolls. The elevated
prepayment risk, combined with yield spreads near their

Franklin Limited Duration Income Trust

franklintempleton.com
Annual Report
long-term averages, leads us to retain our neutral view of
the asset class. While we remain neutral, we believe there
is room for us to add MBS on market dips, and the asset
class continues to provide what we consider good carry and
can benefit from crossover buying. We expect continued
fundamental strength of the U.S. housing sector, bolstered
by favorable supply/demand forces and historically low
interest rates that should remain supportive for the sector.
Thank you for your continued participation in Franklin Limited
Duration Income Trust. We look forward to serving your
future investment needs.
Sincerely,
David Yuen, CFA, FRM
Sonal Desai, Ph.D.
Glenn I. Voyles, CFA
Justin Ma, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of December 31, 2020
Franklin Limited Duration Income Trust

franklintempleton.com
Annual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
1,2
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Prices
Cumulative Total Return
3
Average Annual Total Return

Based on
NAV
4
Based on
market price
5
Based on
NAV

Based on
market price

1-Year +4.26% +9.43% +4.26% +9.43%
5-Year +21.26% +44.79% +3.93% +7.68%
10-Year +50.22% +67.88% +4.15% +5.32%
Symbol: FTF 12/31/20 12/31/19 Change
Net Asset Value (NAV) $9.43 $10.00 -$0.57
Market Price (NYSE) $9.42 $9.59 -$0.17
See page for 6 Performance Summary footnotes.

Franklin Limited Duration Income Trust
Performance Summary

franklintempleton.com
Annual Report
All investments involve risks, including possible loss of principal. Interest-rate movements and mortgage prepayments will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund's share price may decline. Changes in the financial strength of a bond issuer or in a bond's credit rating may affect its value. High yields reflect the higher credit risks associated with certain lower-rated securities held in the portfolio. Floating-rate loans and high-yield corporate bonds are rated below investment grade and are subject to greater risk of default, which could result in loss of prin-
cipal—a risk that may be heightened in a slowing economy. Unexpected events and their aftermaths, such as the spread of deadly diseases;
natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
1. Figures are for common shares. As of 12/31/20, the Fund had leverage in the amount of 31.67% of the Fund’s total portfolio. The Fund employs leverage through par-
ticipation in a Credit Facility, entering into reverse repurchase agreements, and purchase of Mortgage Dollar Rolls. The use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). The cost of leverage rises and falls with changes in short-term interest rates. Such increases/decreases in the cost of the Fund’s leverage may be offset by increased/decreased income from the Fund’s floating rate investments.
2. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
3. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Assumes reinvestment of distributions based on net asset value.
5. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
Distributions
(1/1/20–12/31/20)
Net Investment
Income
Tax Return
of Capital Total
$0.5469 $0.3868 $0.9337

Franklin Limited Duration Income Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2017
a
Year Ended March 31,
2020 2019 2018 2017 2016
Per common share operating
performance
(for a common share outstanding throughout
the year)
Net asset value, beginning of year ....... $10.00 $10.11 $12.32 $12.91 $12.38 $13.87
Income from investment operations:
Net investment income
b
............. 0.51 0.53 0.57 0.48 0.62 0.72
Net realized and unrealized gains (losses) (0.15) 0.39 (0.79) (0.03) 0.85 (1.41)
Dividends to preferred shareholders from
net investment income .............. — — (0.06) (0.08) (0.07) (0.06)
Total from investment operations ........ 0.36 0.92 (0.28) 0.37 1.40 (0.75)
Less distributions to common shareholders
from:
Net investment income .............. (0.55) (0.58) (0.49) (0.43) (0.57) (0.74)
Tax return of capital ................ (0.38) (0.45) (0.68) (0.53) (0.36) —
Total distributions ................... (0.93) (1.03) (1.17) (0.96) (0.93) (0.74)
Repurchase of shares .............. — — — — 0.06 —
Dilution effect of rights offering ........ — — (0.76)
c
— — —
Net asset value, end of year ........... $9.43 $10.00 $10.11 $12.32 $12.91 $12.38
Market value, end of year
d
............. $9.42 $9.59 $9.02 $11.83 $11.97 $11.34
Total return (based on market value per
share)
e
........................... 9.43% 18.34% (14.86)% 7.08% 14.07% (0.44)%
Ratios to average net assets applicable
to common shares
f,g
Expenses before waiver and payments by
affiliates .......................... 1.86% 2.16% 1.73% 1.25% 1.35% 1.16%
Expenses net of waiver and payments by
affiliates
h
.......................... 1.85% 2.15% 1.71% 1.23% 1.32% 1.16%
i
Net investment income ............... 5.51% 5.15% 4.97% 5.04% 4.83% 5.52%
Supplemental data
Net assets applicable to common shares,
end of year (000’s) .................. $284,199 $301,452 $304,804 $278,489 $291,875 $332,132
Portfolio turnover rate ................ 106.46% 113.49% 198.44% 168.28% 265.00% 270.16%
Portfolio turnover rate excluding mortgage
dollar rolls
j
........................ 60.46% 57.50% 63.84% 46.49% 93.00% 81.78%
Total credit facility and reverse repurchase
agreements outstanding at end of year
(000’s) ........................... $111,505 $107,117 $90,000
k
$— $— $—
Asset coverage per preferred share ...... $— $— $—
l
$72,311 $74,809 $75,991
Liquidation preference per preferred share $— $— $—
l
$25,000 $25,000 $25,000
Asset coverage per $1,000 of debt ...... $3,549 $3,814 $4,387
k
$— $— $—
a
For the period April 1, 2017 to December 31, 2017.
b
Based on average daily shares outstanding.
c
Represents the impact of Fund’s rights offering of 7,534,709 common shares in October 2018 as a subscription price per share based on a formula.
d
Based on the last sale on the NYSE American.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Based on income and expenses applicable to both common and preferred shares.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
See Note
1
(
d
) regarding mortgage dollar rolls.
k
Effective August 15, 2018, the Fund began participating in a credit facility.
l
Effective August 15, 2018, the Fund's preferred shares were liquidated.

Franklin Limited Duration Income Trust
Statement of Investments, December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.3%
Aerospace & Defense 0.0%
a,b,c
Remington Outdoor Co., Inc. ............................. United States 39,306 $ —
Energy Equipment & Services 0.0%
†
b
Weatherford International plc ............................. United States 16,810 100,860
Hotels, Restaurants & Leisure 0.0%
†
24 Hour Fitness Worldwide, Inc. .......................... United States 24,950 62,375
Machinery 0.1%
b
Birch Permian Holdings, Inc. ............................. United States 2,309 18,472
b
Birch Permian Holdings, Inc. ............................. United States 17,998 141,734
160,206
Oil, Gas & Consumable Fuels 0.1%
Amplify Energy Corp. .................................. United States 281 368
b
California Resources Corp. .............................. United States 42 991
a,b,c
Nine Point Energy LLC ................................. United States 2,334,762 2
a,b
Riviera Resources, Inc. ................................. United States 6,305 1,629
b
Samson Resources II LLC ............................... United States 31,225 171,738
174,728
Paper & Forest Products 0.0%
†
Verso Corp., A ........................................ United States 4,163 50,039
Road & Rail 0.0%
†
a,b
Onsite Rental Group Operations Pty. Ltd. ................... Australia 522,133 14,006
Specialty Retail 0.1%
b
Party City Holdings, Inc. ................................ United States 24,363 149,832
Total Common Stocks (Cost $4,682,859) .......................................
712,046
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. .......................... United States 59,089 147,722
b
Total Preferred Stocks (Cost $79,741) ..........................................
147,722
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 752 43
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 940 29
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 1,209 15
b
California Resources Corp., 10/27/24 ...................... United States 96 384
471
Paper & Forest Products 0.0%
†
b
Verso Corp., 7/25/23 ................................... United States 438 372
Total Warrants (Cost $—) .....................................................
843

Franklin Limited Duration Income Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
d,e,f
Digicel Group 0.5 Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual ..... Bermuda 31,487 $ 8,253
Total Convertible Bonds (Cost $5,657) .........................................
8,253
Corporate Bonds 58.8%
Aerospace & Defense 0.7%
f,g
Signature Aviation US Holdings, Inc. , Senior Note , 144A, 5.375% ,
5/01/26 ........................................... United States 400,000 411,000
TransDigm , Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 1,400,000 1,492,757
1,903,757
Air Freight & Logistics 0.2%
f,g
DAE Funding LLC ,
Senior Note, 144A, 4.5%, 8/01/22 ....................... United Arab
Emirates 400,000 405,680
Senior Note, 144A, 5.75%, 11/15/23 ..................... United Arab
Emirates 200,000 205,750
611,430
Airlines 0.6%
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 500,000 546,162
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 1,200,000 1,292,250
1,838,412
Auto Components 1.6%
f
Adient US LLC ,
Senior Secured Note, 144A, 9%, 4/15/25 .................. United States 300,000 334,875
g
Senior Secured Note, 144A, 7%, 5/15/26 .................. United States 1,300,000 1,416,155
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ...................
United States 1,400,000 1,509,711
Goodyear Tire & Rubber Co. (The) ,
g
Senior Note, 5.125%, 11/15/23 ......................... United States 300,000 300,750
Senior Note, 9.5%, 5/31/25 ............................ United States 1,000,000 1,131,550
4,693,041
Banks 0.6%
e,g
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 8/01/23, FRN
thereafter , Perpetual ................................. United States 1,500,000 1,590,569
Biotechnology 0.7%
f,g
Emergent BioSolutions , Inc. , Senior Note , 144A, 3.875% , 8/15/28 . United States 900,000 933,638
f
Horizon Therapeutics USA, Inc. , Senior Note , 144A, 5.5% , 8/01/27 United States 1,100,000 1,183,061
2,116,699
Building Products 1.4%
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 1,000,000 1,064,375
f,g
JELD-WEN, Inc. , Senior Note , 144A, 4.625% , 12/15/25 ......... United States 1,600,000 1,638,648
f
Standard Industries, Inc. , Senior Note , 144A, 5% , 2/15/27 ....... United States 300,000 314,062
Summit Materials LLC / Summit Materials Finance Corp. , Senior
Note , 144A, 5.25% , 1/15/29 ............................ United States 800,000 841,000
3,858,085

Franklin Limited Duration Income Trust
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Chemicals 1.7%
f,g
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 700,000 $ 721,437
f
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................... United States 1,000,000 1,101,250
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 400,000 403,750
f,g
Neon Holdings, Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 United States 1,500,000 1,646,250
f
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 600,000 610,869
f,g
TPC Group, Inc. , Senior Secured Note , 144A, 10.5% , 8/01/24 .... United States 600,000 496,188
4,979,744
Commercial Services & Supplies 1.2%
GFL Environmental, Inc. , Senior Secured Note , 144A, 5.125% ,
12/15/26 .......................................... Canada 1,200,000 1,278,120
Harsco Corp. , Senior Note , 144A, 5.75% , 7/31/27 ............. United States 1,400,000 1,483,125
f
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 600,000 596,250
3,357,495
Construction & Engineering 1.0%
f,g
New Enterprise Stone & Lime Co., Inc. , Senior Secured Note , 144A,
6.25% , 3/15/26 ..................................... United States 1,500,000 1,540,313
f
Weekley Homes LLC / Weekley Finance Corp. , Senior Note , 144A,
4.875% , 9/15/28 ..................................... United States 1,300,000 1,361,750
2,902,063
Consumer Finance 1.3%
FirstCash , Inc. , Senior Note , 144A, 4.625% , 9/01/28 ........... United States 700,000 723,188
g
Navient Corp. ,
Senior Note, 6.625%, 7/26/21 .......................... United States 400,000 409,250
Senior Note, 6.5%, 6/15/22 ............................ United States 200,000 212,148
Senior Note, 7.25%, 9/25/23 ........................... United States 400,000 439,142
OneMain Finance Corp. ,
g
Senior Bond, 5.375%, 11/15/29 ......................... United States 500,000 563,750
Senior Note, 8.875%, 6/01/25 .......................... United States 500,000 566,550
g
Senior Note, 6.625%, 1/15/28 .......................... United States 600,000 713,514
3,627,542
Containers & Packaging 3.7%
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 600,000 630,486
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 600,000 633,807
g
Crown Americas LLC / Crown Americas Capital Corp. VI , Senior
Note , 4.75% , 2/01/26 ................................. United States 500,000 520,530
f
Mauser Packaging Solutions Holding Co. ,
g
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 1,500,000 1,516,875
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 1,200,000 1,248,000
f
Owens-Brockway Glass Container, Inc. ,
g
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 400,000 429,250
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 500,000 542,187
f,g
Plastipak Holdings, Inc. , Senior Note , 144A, 6.25% , 10/15/25 .... United States 1,500,000 1,547,813
f
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA ,
g
Senior Secured Note, 144A, 5.125%, 7/15/23 .............. United States 14,000 14,179
Senior Secured Note, 144A, 4%, 10/15/27 ................. United States 1,200,000 1,231,500

Franklin Limited Duration Income Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
f,g
Sealed Air Corp. ,
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 600,000 $ 673,125
Senior Note, 144A, 5.125%, 12/01/24 .................... United States 500,000 546,563
Trivium Packaging Finance BV , Senior Note , 144A, 8.5% , 8/15/27 . Netherlands 800,000 877,420
10,411,735
Diversified Financial Services 0.5%
f
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 1,500,000 1,468,125
Diversified Telecommunication Services 1.8%
f
Altice France Holding SA ,
Senior Note, 144A, 6%, 2/15/28 ........................ Luxembourg 300,000 304,375
g
Senior Secured Note, 144A, 10.5%, 5/15/27 ............... Luxembourg 1,700,000 1,911,438
f,g
DKT Finance ApS , Senior Secured Note , 144A, 9.375% , 6/17/23 .. Denmark 1,500,000 1,556,157
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
5.5% , 8/15/26 ...................................... United Kingdom 400,000 416,250
f
Zayo Group Holdings, Inc. , Senior Secured Note , 144A, 4% , 3/01/27 United States 1,000,000 1,003,805
5,192,025
Electric Utilities 0.5%
f,g
Vistra Operations Co. LLC , Senior Note , 144A, 5.625% , 2/15/27 .. United States 1,300,000 1,384,630
Electronic Equipment, Instruments & Components 0.3%
CDW LLC / CDW Finance Corp. , Senior Note , 4.125% , 5/01/25 ...
United States 900,000 943,249
Energy Equipment & Services 0.9%
f,g
CSI Compressco LP / CSI Compressco Finance, Inc. ,
d
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 1,022,724 780,906
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 325,000 308,310
f
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 1,000,000 703,045
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 916,000 716,770
2,509,031
Entertainment 1.2%
f,g
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 2,000,000 2,079,240
f
Live Nation Entertainment, Inc. , Senior Secured Note , 144A, 3.75% ,
1/15/28 ........................................... United States 200,000 202,580
Netflix, Inc. , Senior Note , 144A, 3.625% , 6/15/25 .............. United States 1,100,000 1,179,876
3,461,696
Equity Real Estate Investment Trusts (REITs) 1.2%
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 800,000 826,318
f
HAT Holdings I LLC / HAT Holdings II LLC ,
g
Senior Note, 144A, 5.25%, 7/15/24 ...................... United States 600,000 625,188
Senior Note, 144A, 6%, 4/15/25 ........................ United States 400,000 428,500
g
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
5.25% , 8/01/26 ..................................... United States 300,000 314,850
f
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer , Senior Secured Note , 144A, 5.875% , 10/01/28 United States 500,000 533,438
f,g
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 700,000 716,954
3,445,248

Franklin Limited Duration Income Trust
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Food Products 1.2%
g
B&G Foods, Inc. ,
Senior Note, 5.25%, 4/01/25 ........................... United States 1,000,000 $ 1,033,500
Senior Note, 5.25%, 9/15/27 ........................... United States 400,000 425,656
f,g
Kraft Heinz Foods Co. , Senior Note , 144A, 3.875% , 5/15/27 ..... United States 800,000 862,739
Lamb Weston Holdings, Inc. , Senior Note , 144A, 4.625% , 11/01/24 United States 1,100,000 1,149,500
3,471,395
Health Care Equipment & Supplies 0.1%
f
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA ,
Senior Note , 144A, 7.375% , 6/01/25 ...................... United States 300,000 320,063
Health Care Providers & Services 2.8%
g
Centene Corp. ,
f
Senior Note, 144A, 5.375%, 6/01/26 ..................... United States 1,000,000 1,055,960
f
Senior Note, 144A, 5.375%, 8/15/26 ..................... United States 1,000,000 1,058,750
Senior Note, 4.25%, 12/15/27 .......................... United States 400,000 424,926
f
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 8.125%, 6/30/24 .................... United States 900,000 933,750
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 500,000 527,177
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 400,000 430,600
f,g
MEDNAX, Inc. , Senior Note , 144A, 6.25% , 1/15/27 ............ United States 1,300,000 1,395,849
f
Providence Service Corp. (The) , Senior Note , 144A, 5.875% ,
11/15/25 .......................................... United States 1,500,000 1,589,063
f,g
Tenet Healthcare Corp. , Senior Secured Note , 144A, 4.875% ,
1/01/26 ........................................... United States 500,000 523,675
7,939,750
Hotels, Restaurants & Leisure 4.9%
1011778 BC ULC / New Red Finance, Inc. , Senior Secured Note ,
144A, 4.25% , 5/15/24 ................................. Canada 414,000 422,694
a,f,h
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 1,500,000 11,400
f
Boyd Gaming Corp. , Senior Note , 144A, 8.625% , 6/01/25 ....... United States 1,300,000 1,447,472
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 900,000 959,629
Caesars Resort Collection LLC / CRC Finco , Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 400,000 424,331
Carnival Corp. , Senior Note , 144A, 7.625% , 3/01/26 ........... United States 400,000 436,546
f,g
Downstream Development Authority of the Quapaw Tribe of
Oklahoma , Senior Secured Note , 144A, 10.5% , 2/15/23 ....... United States 1,400,000 1,426,103
f
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 1,200,000 1,192,884
International Game Technology plc , Senior Secured Note , 144A,
5.25% , 1/15/29 ..................................... United States 400,000 431,642
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 300,000 316,687
Six Flags Theme Parks, Inc. , Senior Secured Note , 144A, 7% ,
7/01/25 ........................................... United States 400,000 432,750
f,g
Stars Group Holdings BV / Stars Group US Co-Borrower LLC , Senior
Note , 144A, 7% , 7/15/26 .............................. Canada 500,000 527,187
Studio City Finance Ltd. , Senior Note , 144A, 7.25% , 2/11/24 ..... Macau 1,100,000 1,151,310
f
Vail Resorts, Inc. , Senior Note , 144A, 6.25% , 5/15/25 .......... United States 700,000 748,125
f,g
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond ,
144A, 5.5% , 3/01/25 ................................. United States 1,700,000 1,779,339
f
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 500,000 524,965
f,g
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.75% , 4/15/25 ............................ United States 1,500,000 1,627,448
13,860,512

Franklin Limited Duration Income Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Household Durables 1.5%
f
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
g
Senior Note, 144A, 9.875%, 4/01/27 ..................... United States 1,000,000 $ 1,127,310
Senior Note, 144A, 6.625%, 1/15/28 ..................... United States 500,000 527,500
g
KB Home , Senior Note , 7% , 12/15/21 ...................... United States 1,100,000 1,140,562
f,g
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. ,
Senior Note , 144A, 5.875% , 4/15/23 ...................... United States 1,000,000 1,063,645
f
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 300,000 311,063
4,170,080
Independent Power and Renewable Electricity Producers 2.3%
f,g
Calpine Corp. , Senior Note , 144A, 5.125% , 3/15/28 ............ United States 1,500,000 1,580,078
Clearway Energy Operating LLC ,
Senior Note, 5.75%, 10/15/25 .......................... United States 300,000 316,312
g
Senior Note, 5%, 9/15/26 ............................. United States 1,000,000 1,038,560
f,g
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 300,000 322,032
f,g
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 2,000,000 1,947,500
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 ..........
United States 1,600,000 1,309,000
6,513,482
Insurance 0.6%
f,g
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 1,500,000 1,607,535
Internet & Direct Marketing Retail 0.2%
f
Match Group Holdings II LLC , Senior Note , 144A, 4.625% , 6/01/28 United States 500,000 525,000
IT Services 1.1%
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 700,000 705,250
Gartner, Inc. , Senior Note , 144A, 4.5% , 7/01/28 ............... United States 500,000 528,125
f,g
Presidio Holdings, Inc. , Senior Note , 144A, 8.25% , 2/01/28 ...... United States 400,000 442,250
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. , Senior
Note , 144A, 6.75% , 6/01/25 ............................ United States 1,500,000 1,552,200
3,227,825
Machinery 1.9%
f
ATS Automation Tooling Systems, Inc. , Senior Note , 144A, 4.125% ,
12/15/28 .......................................... Canada 1,300,000 1,326,000
Hillenbrand, Inc. , Senior Note , 5.75% , 6/15/25 ................
United States 800,000 865,500
f,g
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 1,000,000 1,081,875
f
Navistar International Corp. , Senior Note , 144A, 6.625% , 11/01/25 United States 400,000 419,560
g
Tennant Co. , Senior Note , 5.625% , 5/01/25 .................. United States 800,000 835,000
f
Vertical Holdco GmbH , Senior Note , 144A, 7.625% , 7/15/28 ..... Germany 300,000 327,562
Vertical US Newco, Inc. , Senior Secured Note , 144A, 5.25% , 7/15/27 Germany 600,000 637,125
5,492,622
Media 4.0%
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United States 300,000 317,625
Clear Channel Worldwide Holdings, Inc. ,
g
Senior Note, 9.25%, 2/15/24 ........................... United States 596,000 605,003
f
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 300,000 303,375
g
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 500,000 542,137
Senior Note, 6.75%, 11/15/21 .......................... United States 1,000,000 1,046,875

Franklin Limited Duration Income Trust
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Media (continued)
g
CSC Holdings LLC, (continued)
f
Senior Note, 144A, 5.5%, 5/15/26 ....................... United States 1,000,000 $ 1,041,250
f
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
g
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 500,000 303,125
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 400,000 325,750
f,g
Gray Television, Inc. , Senior Note , 144A, 7% , 5/15/27 .......... United States 400,000 438,500
iHeartCommunications , Inc. , Senior Secured Note , 144A, 5.25% ,
8/15/27 ........................................... United States 700,000 734,433
f
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 500,000 538,750
f
Nexstar Broadcasting, Inc. ,
g
Senior Note, 144A, 5.625%, 7/15/27 ..................... United States 1,000,000 1,072,815
Senior Note, 144A, 4.75%, 11/01/28 ..................... United States 200,000 209,625
f,g
Scripps Escrow, Inc. , Senior Note , 144A, 5.875% , 7/15/27 ....... United States 500,000 522,975
f
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 700,000 730,933
Sirius XM Radio, Inc. , Senior Note , 144A, 4.625% , 7/15/24 ...... United States 600,000 622,500
f
Univision Communications, Inc. ,
g
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 1,200,000 1,341,000
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 500,000 537,888
11,234,559
Metals & Mining 1.1%
f,g
FMG Resources August 2006 Pty. Ltd. ,
Senior Note, 144A, 4.75%, 5/15/22 ...................... Australia 700,000 721,437
Senior Note, 144A, 5.125%, 3/15/23 ..................... Australia 600,000 635,250
f
Joseph T Ryerson & Son, Inc. , Senior Secured Note , 144A, 8.5% ,
8/01/28 ........................................... United States 1,080,000 1,225,125
f,h
Petra Diamonds US Treasury plc , Secured Note , 144A, 7.25% ,
5/01/22 ........................................... South Africa 1,200,000 474,000
3,055,812
Oil, Gas & Consumable Fuels 6.4%
f
Aker BP ASA ,
Senior Note, 144A, 4.75%, 6/15/24 ...................... Norway 500,000 517,397
g
Senior Note, 144A, 5.875%, 3/31/25 ..................... Norway 500,000 518,010
Antero Resources Corp. , Senior Note , 144A, 8.375% , 7/15/26 .... United States 200,000 204,638
Apache Corp. , Senior Note , 4.625% , 11/15/25 ................
United States 300,000 315,375
g
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 7.75% , 4/15/23 ........................... United States 1,000,000 978,645
Cenovus Energy, Inc. , Senior Note , 5.375% , 7/15/25 ........... Canada 1,400,000 1,579,356
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.875% , 3/31/25 ..................................... United States 400,000 465,832
g
Cheniere Energy Partners LP ,
Senior Note, 5.625%, 10/01/26 ......................... United States 400,000 417,680
Senior Note, 4.5%, 10/01/29 ........................... United States 900,000 953,343
Senior Secured Note, 5.25%, 10/01/25 ................... United States 1,000,000 1,027,250
f
Cheniere Energy, Inc. , Senior Secured Note , 144A, 4.625% ,
10/15/28 .......................................... United States 600,000 630,750
Comstock Resources, Inc. , Senior Note , 9.75% , 8/15/26 ........
United States 600,000 644,250
g
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 6.75% , 4/01/23 ...................... United States 1,500,000 1,506,562
f
Endeavor Energy Resources LP / EER Finance, Inc. ,
Senior Bond, 144A, 5.75%, 1/30/28 ...................... United States 800,000 864,160
Senior Note, 144A, 6.625%, 7/15/25 ..................... United States 500,000 535,780

Franklin Limited Duration Income Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
d,f
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 10/15/23 ...... United Kingdom 1,015,282 $ 659,967
f
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 208,912 213,613
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 948,728 917,894
a,d,f,h
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 606,187 3,092
Occidental Petroleum Corp. ,
i
Senior Note, FRN, 1.671%, (3-month USD LIBOR + 1.45%),
8/15/22 ........................................... United States 1,100,000 1,078,428
Senior Note, 5.875%, 9/01/25 .......................... United States 200,000 213,300
Senior Note, 5.5%, 12/01/25 ........................... United States 1,000,000 1,044,485
Senior Note, 8.5%, 7/15/27 ............................ United States 1,000,000 1,155,925
QEP Resources, Inc. , Senior Bond , 5.25% , 5/01/23 ............
United States 500,000 527,000
f
Seven Generations Energy Ltd. , Senior Note , 144A, 5.375% , 9/30/25 Canada 800,000 816,492
f,g
Viper Energy Partners LP , Senior Note , 144A, 5.375% , 11/01/27 .. United States 400,000 418,676
18,207,900
Personal Products 0.2%
Prestige Brands, Inc. , Senior Note , 144A, 5.125% , 1/15/28 ...... United States 500,000 534,063
Pharmaceuticals 2.0%
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 1,500,000 1,674,450
Bausch Health Cos., Inc. , Senior Bond , 144A, 6.125% , 4/15/25 ... United States 300,000 309,498
Catalent Pharma Solutions, Inc. , Senior Note , 144A, 4.875% ,
1/15/26 ........................................... United States 1,200,000 1,228,272
f,g
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 492,000 550,117
Senior Note, 144A, 6%, 6/30/28 ........................ United States 713,000 606,763
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 203,000 220,521
g
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
7.125% , 1/31/25 ..................................... Israel 900,000 996,552
5,586,173
Real Estate Management & Development 0.6%
f,g
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 1,000,000 1,060,425
f
Howard Hughes Corp. (The) , Senior Note , 144A, 5.375% , 8/01/28 . United States 500,000 538,688
1,599,113
Road & Rail 0.3%
a,b,d
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 952,561 864,816
Semiconductors & Semiconductor Equipment 0.1%
f
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 300,000 310,125
Software 0.9%
Anagram, Inc. , 10% , 8/15/26 .............................
United States 129,415 128,768
f,g
Blackboard, Inc. , Secured Note , 144A, 10.375% , 11/15/24 ....... United States 1,600,000 1,685,000
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 700,000 731,937
2,545,705
Specialty Retail 0.4%
f
L Brands, Inc. , Senior Note , 144A, 6.625% , 10/01/30 ........... United States 500,000 557,187
f,g
Lithia Motors, Inc. , Senior Note , 144A, 4.625% , 12/15/27 ........ United States 400,000 422,750
Party City Holdings, Inc. , 5.318% , 7/15/25 ...................
United States 239,415 216,671
1,196,608

Franklin Limited Duration Income Trust
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods 0.4%
f,g
Hanesbrands, Inc. , Senior Note , 144A, 4.625% , 5/15/24 ........ United States 1,000,000 $ 1,049,375
Thrifts & Mortgage Finance 2.1%
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 ..........
United States 500,000 535,937
f
NMI Holdings, Inc. , Senior Secured Note , 144A, 7.375% , 6/01/25 . United States 1,200,000 1,345,734
PennyMac Financial Services, Inc. , Senior Note , 144A, 5.375% ,
10/15/25 .......................................... United States 1,000,000 1,058,750
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. , Senior Note ,
144A, 3.625% , 3/01/29 ................................ United States 1,100,000 1,124,063
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 .............
United States 900,000 1,020,938
f
United Shore Financial Services LLC , Senior Note , 144A, 5.5% ,
11/15/25 .......................................... United States 900,000 950,625
6,036,047
Trading Companies & Distributors 1.4%
f,g
Beacon Roofing Supply, Inc. , Senior Note , 144A, 4.875% , 11/01/25 United States 1,200,000 1,230,678
f
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 1,200,000 1,210,536
g
United Rentals North America, Inc. , Senior Bond , 5.875% , 9/15/26 United States 600,000 635,889
f
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 900,000 991,039
4,068,142
Wireless Telecommunication Services 1.2%
d
Digicel Group 0.5 Ltd. ,
f
Senior Note, 144A, PIK, 8%, 4/01/25 ..................... Bermuda 190,622 96,180
Senior Secured Note, PIK, 10%, 4/01/24 .................. Bermuda 609,788 531,701
g
Sprint Corp. ,
Senior Note, 7.25%, 9/15/21 ........................... United States 500,000 520,875
Senior Note, 7.875%, 9/15/23 .......................... United States 1,000,000 1,159,050
Senior Note, 7.125%, 6/15/24 .......................... United States 300,000 351,195
T-Mobile USA, Inc. , Senior Note , 4% , 4/15/22 ................ United States 700,000 724,055
3,383,056
Total Corporate Bonds (Cost $163,569,031) .....................................
167,094,334
j
Senior Floating Rate Interests 41.8%
i
Aerospace & Defense 0.8%
AI Convoy (Luxembourg) SARL, Facility USD Term Loan, B, 4.5%,
(6-month USD LIBOR + 3.5%), 1/18/27 ................... Luxembourg 744,375 744,933
d
Alloy FinCo Ltd., Facility Term Loan, B, 10.082%, PIK, (1-month USD
LIBOR + 0.5%; 3-month USD LIBOR + 0.5%), 3/06/25 ........ United Kingdom 664,783 271,620
k
Dynasty Acquisition Co., Inc., 2020 Term Loan ,
B1, 3.754%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 809,654 773,669
B2, 3.754%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 435,298 415,951
2,206,173
a a a a a a
Airlines 1.5%
Allegiant Travel Co., Replacement Term Loan, 3.214%, (3-month
USD LIBOR + 3%), 2/05/24 ............................ United States 1,965,000 1,922,635
Delta Air Lines, Inc. / SkyMiles IP Ltd., Initial Term Loan, 4.75%,
(6-month USD LIBOR + 3.75%), 10/20/27 ................. United States 546,388 567,902
Delta Air Lines, Inc., Term Loan, 5.75%, (3-month USD LIBOR +
4.75%), 12/30/38 .................................... United States 425,160 432,600
JetBlue Airways Corp., Term Loan, 6.25%, (3-month USD LIBOR +
5.25%), 6/17/24 ..................................... United States 642,990 662,681

Franklin Limited Duration Income Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
j
Senior Floating Rate Interests
(continued)
i
Airlines (continued)
Kestrel Bidco , Inc., Term Loan, 4%, (3-month USD LIBOR + 3%),
12/11/26 .......................................... Canada 852,017 $ 820,603
4,406,421
a a a a a a
Auto Components 1.9%
Adient US LLC, Initial Term Loan, 4.414%, (1-month USD LIBOR +
4.25%; 3-month USD LIBOR + 4.25%), 5/06/24 ............. United States 2,133,362 2,136,466
Highline Aftermarket Acquisition LLC, First Lien, Term Loan, 5.25%,
(3-month USD LIBOR + 4.5%), 11/09/27 .................. United States 429,305 433,598
Panther BF Aggregator 2 LP, First Lien, Initial Dollar Term Loan,
3.647%, (1-month USD LIBOR + 3.5%), 4/30/26 ............. Canada 1,763,639 1,761,064
TRICO Group LLC, First Lien, Term Loan, B3, 8.5%, (3-month USD
LIBOR + 7.5%), 2/02/24 ............................... United States 1,036,515 1,035,546
5,366,674
a a a a a a
Automobiles 0.4%
i
Thor Industries, Inc., Initial USD Term Loan, 3.938%, (1-month USD
LIBOR + 3.75%), 2/01/26 .............................. United States 1,258,088 1,259,069
Banks 0.4%
i
Finastra Ltd., First Lien, Dollar Term Loan, 4.5%, (3-month USD
LIBOR + 3.5%), 6/13/24 ............................... United Kingdom 1,098,046 1,078,374
Biotechnology 0.4%
i
Grifols Worldwide Operations Ltd., Dollar Term Loan, B, 2.102%, (1-
week USD LIBOR + 2%), 11/15/27 ....................... Ireland 1,044,250 1,036,909
i
Capital Markets 0.8%
Deerfield Dakota Holding LLC, First Lien, Initial Dollar Term Loan,
4.75%, (1-month USD LIBOR + 3.75%), 4/09/27 ............. United States 1,028,844 1,034,795
Vertical Midco GmbH, USD Term Loan, 4.567%, (6-month USD
LIBOR + 4.25%), 6/30/27 .............................. Germany 1,233,428 1,244,436
2,279,231
a a a a a a
Chemicals 1.1%
Axalta Coating Systems Dutch Holding B BV (Axalta Coating
Systems U.S. Holdings, Inc.), Dollar Term Loan, B3, 2.004%,
(3-month USD LIBOR + 1.75%), 6/01/24 .................. Netherlands 975,287 969,679
Cyanco Intermediate 2 Corp., First Lien, Initial Term Loan, 3.647%,
(1-month USD LIBOR + 3.5%), 3/16/25 ................... United States 198,954 198,167
Illuminate Buyer LLC, Term Loan, 4.146%, (1-month USD LIBOR +
4%), 6/30/27 ....................................... United States 709,422 710,752
Nouryon Finance BV, Initial Dollar Term Loan, Nouryon Finance BV
Note, 3.153%, (1-month USD LIBOR + 3%), 10/01/25 ........ Netherlands 993,514 985,442
Univar Solutions USA, Inc., Term Loan, B3, 2.397%, (1-month USD
LIBOR + 2.25%), 7/01/24 .............................. United States 288,437 287,844
3,151,884
a a a a a a
Commercial Services & Supplies 2.0%
Allied Universal Holdco LLC, Initial Term Loan, 4.397%, (1-month
USD LIBOR + 4.25%), 7/10/26 .......................... United States 1,095,976 1,092,957
k,l
CCI Buyer, Inc., Term Loan, TBD, 12/10/27 .................. United States 315,224 315,486
Harsco Corp., Term Loan, B2, 3.25%, (1-month USD LIBOR +
2.25%), 12/06/24 .................................... United States 1,159,780 1,156,399
k
Legalzoom.com, Inc., First Lien, 2018 Term Loan, 4.646%, (1-month
USD LIBOR + 4.5%), 11/21/24 .......................... United States 1,960,000 1,968,575

Franklin Limited Duration Income Trust
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
j
Senior Floating Rate Interests
(continued)
i
Commercial Services & Supplies (continued)
Staples, Inc., 2019 Refinancing New Term Loan, B1, 5.214%,
(3-month USD LIBOR + 5%), 4/16/26 ..................... United States 1,268,967 $ 1,232,623
5,766,040
a a a a a a
Communications Equipment 0.7%
i
CommScope , Inc., Initial Term Loan, 3.397%, (1-month USD LIBOR
+ 3.25%), 4/06/26 ................................... United States 1,930,492 1,921,843
Construction Materials 0.1%
i,k
White Cap Buyer LLC, Initial Closing Date Term Loan, 4.5%,
(3-month USD LIBOR + 4%), 10/19/27 .................... United States 400,000 400,416
i
Containers & Packaging 0.6%
Berry Global, Inc., Term Loan, Y, 2.149%, (1-month USD LIBOR +
2%), 7/01/26 ....................................... United States 765,486 763,002
k
BWay Holding Co., Initial Term Loan, 3.48%, (3-month USD LIBOR +
3.25%), 4/03/24 ..................................... United States 992,288 961,279
1,724,281
a a a a a a
Diversified Consumer Services 0.2%
i
Sedgwick Claims Management Services, Inc. (Lightning Cayman
Merger Sub Ltd.), Initial Term Loan, 3.397%, (1-month USD LIBOR
+ 3.25%), 12/31/25 .................................. United States 596,954 588,624
i
Diversified Financial Services 1.1%
First Eagle Holdings, Inc., 2020 Refinancing Term Loan, 2.754%,
(3-month USD LIBOR + 2.5%), 2/01/27 ................... United States 496,241 492,209
Jefferies Finance LLC, 2020 Term Loan, 4.5%, (1-month USD LIBOR
+ 3.75%), 9/30/27 ................................... United States 997,500 998,747
k
Sabre GLBL, Inc., 2020 Other Term Loan, B, 4.75%, (1-month USD
LIBOR + 4%), 12/17/27 ............................... United States 144,826 145,369
Verscend Holding Corp., Term Loan, B, 4.647%, (1-month USD
LIBOR + 4.5%), 8/27/25 ............................... United States 1,370,203 1,372,258
3,008,583
a a a a a a
Diversified Telecommunication Services 0.9%
Global Tel Link, First Lien, Term Loan, 4.397%, (1-month USD
LIBOR + 4.25%), 11/29/25 ............................. United States 1,960,000 1,823,672
West Corp., Initial Term Loan, LOAN Note, B, 5%, (1-month USD
LIBOR + 4%; 3-month USD LIBOR + 4%), 10/10/24 .......... United States 260,905 253,604
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 3.147%,
(1-month USD LIBOR + 3%), 3/09/27 ..................... United States 634,331 631,895
2,709,171
a a a a a a
Electric Utilities 0.6%
Astoria Energy LLC, Advance (2020) Term Loan, B, 4.5%, (6-month
USD LIBOR + 3.5%), 12/10/27 .......................... United States 572,407 569,903
EFS Cogen Holdings I LLC, Term Loan, 4.5%, (3-month USD LIBOR
+ 3.5%), 10/01/27 ................................... United States 1,086,574 1,083,483
1,653,386
a a a a a a
Entertainment 0.8%
k
Diamond Sports Group LLC, Term Loan, 3.4%, (1-month USD
LIBOR + 3.25%), 8/24/26 .............................. United States 914,861 814,226
Lions Gate Capital Holdings LLC, Term Loan, A, 1.897%, (1-month
USD LIBOR + 1.75%), 3/22/23 .......................... United States 1,174,914 1,160,228

Franklin Limited Duration Income Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
j
Senior Floating Rate Interests
(continued)
i
Entertainment (continued)
k
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC), First Lien, Term Loan, B-1, 2.9%, (1-month USD
LIBOR + 2.75%), 5/18/25 .............................. United States 398,933 $ 369,843
2,344,297
a a a a a a
Food & Staples Retailing 0.2%
GNC Holdings, Inc., Second Lien, Term Loan, 6.234%, (3-month
USD LIBOR), 10/30/26 ................................ United States 115,319 84,183
Shearer's Foods LLC, First Lien, Term Loan, 4.75%, (3-month USD
LIBOR + 4%; 6-month USD LIBOR + 4%), 9/23/27 ........... United States 167,867 168,195
Whatabrands LLC, 2020 Refinancing Term Loan, 2.904%, (1-month
USD LIBOR + 2.75%), 7/31/26 .......................... United States 233,868 232,186
484,564
a a a a a a
Food Products 1.0%
B&G Foods, Inc., Term Loan, B4, 2.647%, (1-month USD LIBOR +
2.5%), 10/10/26 ..................................... United States 682,147 682,755
CSM Bakery Solutions Ltd., First Lien, Term Loan, 7.25%, (3-month
USD LIBOR + 6.25%), 1/04/22 .......................... United States 2,025,000 2,002,522
JBS USA Lux SA, New Term Loan, 2.147%, (1-month USD LIBOR +
2%), 5/01/26 ....................................... Luxembourg 137,688 136,838
2,822,115
a a a a a a
Health Care Providers & Services 2.5%
k,l
ADMI Corp., Amendment No. 3 Incremental Term Loan, TBD,
12/23/27 .......................................... United States 1,083,583 1,086,563
BrightSpring Health Services, Term Loan, 4.25%, (1-month USD
LIBOR + 3.75%), 3/05/26 .............................. United States 300,000 300,249
CNT Holdings I Corp., First Lien, Term Loan Facility, 4.5%, (3-month
USD LIBOR + 3.75%), 11/08/27 ......................... United States 150,257 150,645
Global Medical Response, Inc., 2018 New Term Loan, 5.25%,
(3-month USD LIBOR + 4.25%), 3/14/25 .................. United States 617,038 612,410
National Mentor Holdings, Inc., First Lien, Initial Term Loan ,
4.4%, (1-month USD LIBOR + 4.25%), 3/09/26 .............. United States 1,099,537 1,100,000
C, 4.51%, (1-month USD LIBOR + 4.25%), 3/09/26 .......... United States 50,318 50,339
k,l
National Mentor Holdings, Inc., Incremental Term Loan ,
B, TBD, 3/09/26 ..................................... United States 452,460 452,649
C, TBD, 3/09/26 ..................................... United States 17,464 17,472
Navicure , Inc., First Lien, Initial Term Loan, 4.147%, (1-month USD
LIBOR + 4%), 10/22/26 ............................... United States 1,294,240 1,294,246
k
Pathway Vet Alliance LLC, First Lien, Initial Delayed Draw Term
Loan, 4.146%, (1-month USD LIBOR + 4%), 3/31/27 ......... United States 32,734 32,771
k
Pathway Vet Alliance LLC, First Lien, Initial Term Loan, 4.147%,
(1-month USD LIBOR + 4%), 3/31/27 ..................... United States 400,753 401,204
k
Phoenix Guarantor, Inc., First Lien, Term Loan, B1, 3.402%,
(1-month USD LIBOR + 3.25%), 3/05/26 .................. United States 1,089,248 1,084,940
k,l
Pluto Acquisition I, Inc., Incremental Term Loan, TBD, 6/22/26 .... United States 500,856 502,734
7,086,222
a a a a a a
Health Care Technology 0.2%
i
IQVIA, Inc., Dollar Term Loan, B1, 1.897%, (1-month USD LIBOR +
1.75%), 3/07/24 ..................................... United States 498,405 496,723
i
Hotels, Restaurants & Leisure 1.3%
24 Hour Fitness Worldwide, Inc., Exit Term Loan, (3-month USD
LIBOR), 12/30/25 .................................... United States 1,119,747 960,184

Franklin Limited Duration Income Trust
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
j
Senior Floating Rate Interests
(continued)
i
Hotels, Restaurants & Leisure (continued)
Caesars Resort Collection LLC, Term Loan ,
B, 2.897%, (1-month USD LIBOR + 2.75%), 12/23/24 ......... United States 1,197,038 $ 1,177,292
B1, 4.647%, (1-month USD LIBOR + 4.5%), 7/21/25 .......... United States 215,360 216,067
k
IRB Holding Corp., Fourth Amendment Incremental Term Loan,
4.25%, (3-month USD LIBOR + 3.25%), 12/15/27 ............ United States 358,059 359,122
Station Casinos LLC, Facility Term Loan, B1, 2.5%, (1-month USD
LIBOR + 2.25%), 2/08/27 .............................. United States 990,203 977,494
3,690,159
a a a a a a
Household Durables 0.4%
i
Playtika Holding Corp., Term Loan, B, 7%, (3-month USD LIBOR +
6%), 12/10/24 ...................................... United States 1,168,500 1,177,865
Household Products 0.1%
i
Knowlton Development Corp., Inc., 2020 Initial Term Loan, 4.75%,
(1-month USD LIBOR + 3.75%), 12/22/25 ................. Canada 392,179 390,381
i
Insurance 1.9%
Acrisure LLC, First Lien, 2020 Term Loan, 3.647%, (1-month USD
LIBOR + 3.5%), 2/15/27 ............................... United States 797,990 785,190
Alliant Holdings Intermediate LLC, 2018 Initial Term Loan, 3.397%,
(1-month USD LIBOR + 3.25%), 5/09/25 .................. United States 1,019,543 1,005,096
Alliant Holdings Intermediate LLC, Term Loan, B3, 4.25%, (1-month
USD LIBOR + 3.75%), 11/05/27 ......................... United States 58,732 58,879
AssuredPartners , Inc., 2020 February Refinancing Term Loan,
3.647%, (1-month USD LIBOR + 3.5%), 2/12/27 ............. United States 1,392,971 1,374,793
AssuredPartners , Inc., 2020 June Incremental Term Loan, 5.5%,
(1-month USD LIBOR + 4.5%), 2/12/27 ................... United States 164,897 165,517
k
Asurion LLC, New Term Loan, B-8, 3.397%, (1-month USD LIBOR +
3.25%), 12/23/26 .................................... United States 1,766,335 1,750,879
Asurion LLC, Replacement Term Loan, B6, 3.147%, (1-month USD
LIBOR + 3%), 11/03/23 ............................... United States 220,186 218,305
5,358,659
a a a a a a
Internet & Direct Marketing Retail 0.5%
MH Sub I LLC (Micro Holding Corp.), First Lien, 2020 June New
Term Loan, 4.75%, (1-month USD LIBOR + 3.75%), 9/13/24 .... United States 441,752 441,752
MH Sub I LLC (Micro Holding Corp.), First Lien, Amendment No. 2
Initial Term Loan, Internet Brands Inc Note, 3.647%, (1-month USD
LIBOR + 3.5%), 9/13/24 ............................... United States 1,096,396 1,084,681
1,526,433
a a a a a a
IT Services 4.0%
Arches Buyer, Inc., Initial Term Loan, 4.5%, (1-month USD LIBOR +
4%), 12/06/27 ...................................... United States 700,000 702,275
Aventiv Technologies LLC, First Lien, Initial Term Loan, 5.5%,
(3-month USD LIBOR + 4.5%), 11/01/24 .................. United States 1,962,076 1,846,814
Barracuda Networks, Inc., First Lien, 2020 Term Loan, 4.5%,
(3-month USD LIBOR + 3.75%), 2/12/25 .................. United States 1,106,815 1,106,538
Go Daddy Operating Co. LLC, Term Loan, B2, 1.897%, (1-month
USD LIBOR + 1.75%), 2/15/24 .......................... United States 1,032,690 1,033,016
Milano Acquisition Corp., Term Loan, B, 4.75%, (3-month USD
LIBOR + 4%), 10/01/27 ............................... United States 1,093,870 1,096,375
Neustar , Inc., First Lien, Term Loan, B5, 5.5%, (3-month USD LIBOR
+ 4.5%), 8/08/24 .................................... United States 687,290 670,001
Pitney Bowes, Inc., Incremental Term Loan, B, 5.65%, (1-month USD
LIBOR + 5.5%), 1/07/25 ............................... United States 866,250 861,919

Franklin Limited Duration Income Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
j
Senior Floating Rate Interests
(continued)
i
IT Services (continued)
Tempo Acquisition LLC, Extended Term Loan, 3.75%, (1-month USD
LIBOR + 3.25%), 11/02/26 ............................. United States 598,496 $ 595,692
TIBCO Software, Inc., Term Loan, B3, 3.9%, (1-month USD LIBOR +
3.75%), 6/30/26 ..................................... United States 1,964,934 1,933,613
WEX, Inc., Term Loan, B3, 2.397%, (1-month USD LIBOR + 2.25%),
5/15/26 ........................................... United States 1,401,668 1,395,641
11,241,884
a a a a a a
Leisure Products 0.7%
Bass Pro Group LLC, Initial Term Loan, 5.75%, (1-month USD
LIBOR + 5%), 9/25/24 ................................ United States 989,770 994,546
k
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), First
Lien, Initial Term Loan, 4.5%, (1-month USD LIBOR + 3.5%),
12/16/24 .......................................... United States 332,477 320,960
NASCAR Holdings LLC, Initial Term Loan, 2.897%, (1-month USD
LIBOR + 2.75%), 10/19/26 ............................. United States 724,025 722,157
2,037,663
a a a a a a
Life Sciences Tools & Services 0.2%
i
Syneos Health, Inc., Replacement Term Loan, B, 1.896%, (1-month
USD LIBOR + 1.75%), 8/01/24 .......................... United States 658,151 654,778
i
Machinery 1.4%
Altra Industrial Motion Corp., Term Loan, 2.147%, (1-month USD
LIBOR + 2%), 10/01/25 ............................... United States 818,787 819,811
Navistar, Inc., Term Loan, B, 3.66%, (1-month USD LIBOR + 3.5%),
11/06/24 .......................................... United States 3,069,141 3,074,059
3,893,870
a a a a a a
Media 3.4%
k
Cengage Learning, Inc., 2016 Refinancing Term Loan, Cengage
Learning Holdco Inc Note, 5.25%, (3-month USD LIBOR + 4.25%),
6/07/23 ........................................... United States 598,433 575,651
Clear Channel Outdoor Holdings, Inc., Term Loan, B, 3.714%,
(3-month USD LIBOR + 3.5%), 8/21/26 ................... United States 298,489 288,121
CSC Holdings LLC, March 2017 Refinancing Term Loan, 2.409%,
(1-month USD LIBOR + 2.25%), 7/17/25 .................. United States 2,514,454 2,483,023
Gray Television, Inc., Term Loan, B2, 2.405%, (1-month USD LIBOR
+ 2.25%), 2/07/24 ................................... United States 2,568,789 2,552,965
Nexstar Broadcasting, Inc., Term Loan, B3, 2.395%, (1-month USD
LIBOR + 2.25%), 1/17/24 .............................. United States 432,312 429,305
Radiate HoldCo LLC, Term Loan, B, 4.25%, (1-month USD LIBOR +
3.5%), 9/25/26 ...................................... United States 273,194 274,004
Sinclair Television Group, Inc., Term Loan, B, 2.4%, (1-month USD
LIBOR + 2.25%), 1/03/24 .............................. United States 1,637,969 1,623,637
Univision Communications, Inc., First Lien, 2020 Replacement Term
Loan, 4.75%, (1-month USD LIBOR + 3.75%), 3/15/26 ........ United States 996,247 1,000,327
k,l
Virgin Media Bristol LLC, Term Loan, Q, TBD, 1/31/29 .......... United States 262,949 263,312
k
WideOpenWest Finance LLC, Eighth Amendment Term Loan, B,
4.25%, (1-month USD LIBOR + 3.25%), 8/18/23 ............. United States 314,442 314,202
9,804,547
a a a a a a
Multiline Retail 0.8%
Harbor Freight Tools USA, Inc., Initial Term Loan (2020), 4%,
(1-month USD LIBOR + 3.25%), 10/19/27 ................. United States 1,105,959 1,107,972

Franklin Limited Duration Income Trust
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
j
Senior Floating Rate Interests
(continued)
i
Multiline Retail (continued)
Michaels Stores, Inc., 2020 Refinancing Term Loan, B, 4.25%,
(1-month USD LIBOR + 3.5%), 10/01/27 .................. United States 1,040,353 $ 1,036,129
2,144,101
a a a a a a
Oil, Gas & Consumable Fuels 0.3%
i
Buckeye Partners LP, Initial Term Loan, 2.897%, (1-month USD
LIBOR + 2.75%), 11/01/26 ............................. United States 755,622 755,860
Personal Products 0.2%
i
Sunshine Luxembourg VII SARL, Facility Term Loan, B1, 4.254%,
(3-month USD LIBOR + 4%), 10/01/26 .................... Luxembourg 713,420 717,826
i
Pharmaceuticals 0.5%
Bausch Health Cos., Inc., Initial Term Loan, 3.148%, (1-month USD
LIBOR + 3%), 6/02/25 ................................ United States 1,364,692 1,361,499
Catalent Pharma Solutions, Inc., Dollar Term Loan, B2, 3.25%,
(1-month USD LIBOR + 2.25%), 5/18/26 .................. United States 164,453 164,864
1,526,363
a a a a a a
Road & Rail 1.9%
Avis Budget Car Rental LLC, New Term Loan, B, 2.4%, (1-month
USD LIBOR + 2.25%), 8/06/27 .......................... United States 1,767,003 1,711,236
Kenan Advantage Group Holdings Corp. (The), Initial Canadian Term
Loan, 4%, (1-month USD LIBOR + 3%), 7/29/22 ............. United States 275,909 274,165
Kenan Advantage Group Holdings Corp. (The), Initial U.S. Term
Loan, 4%, (1-month USD LIBOR + 3%), 7/29/22 ............. United States 1,160,255 1,152,922
a
Onsite Rental Group Operations Pty. Ltd., Term Loan, B, 5.5%,
(1-month USD LIBOR + 4.5%), 10/26/22 .................. Australia 696,716 647,125
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan, B, 5%,
(3-month USD LIBOR + 4%), 5/21/26 ..................... Australia 1,493,702 1,489,968
5,275,416
a a a a a a
Software 4.4%
athenahealth , Inc., First Lien, Term Loan, B, 4.648%, (1-month USD
LIBOR + 4.5%), 2/11/26 ............................... United States 1,196,954 1,198,450
Blackboard, Inc., First Lien, Term Loan, B5, 7%, (3-month USD
LIBOR + 6%), 6/30/24 ................................ United States 299,242 298,420
DCert Buyer, Inc., First Lien, Initial Term Loan, 4.147%, (1-month
USD LIBOR + 4%), 10/16/26 ........................... United States 1,396,703 1,397,576
Epicor Software Corp., Term Loan, B, 5.25%, (1-month USD LIBOR
+ 4.25%), 7/30/27 ................................... United States 672,364 677,582
k
Greeneden U.S. Holdings I LLC, Term Loan, B, 4.75%, (1-month
USD LIBOR + 4%), 12/01/27 ........................... United States 781,335 784,144
Hyland Software, Inc., First Lien, 2018 Refinancing Term Loan,
4.25%, (1-month USD LIBOR + 3.5%), 7/01/24 .............. United States 989,873 993,585
Idera , Inc., First Lien, Initial Term Loan, 5%, (3-month USD LIBOR +
4%), 6/28/24 ....................................... United States 790,239 790,243
Ivanti Software, Inc., First Lien, Initial Term Loan, 5.75%, (1-month
USD LIBOR), 12/01/27 ................................ United States 500,000 499,688
LogMeIn, Inc., First Lien, Initial Term Loan, 4.903%, (1-month USD
LIBOR + 4.75%), 8/31/27 .............................. United States 1,243,505 1,241,957
MA Financeco LLC, Term Loan, B4, 5.25%, (3-month USD LIBOR +
4.25%), 6/05/25 ..................................... United States 575,804 582,281
Mitchell International, Inc., First Lien, Amendment No. 2 New Term
Loan Facility, 4.75%, (1-month USD LIBOR + 4.25%), 11/29/24 . United States 997,500 1,000,243
Perforce Software, Inc., First Lien, New Term Loan, 3.897%,
(1-month USD LIBOR + 3.75%), 7/01/26 .................. United States 584,100 574,243

Franklin Limited Duration Income Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
j
Senior Floating Rate Interests
(continued)
i
Software (continued)
Quest Software US Holdings, Inc., First Lien, Initial Term Loan,
4.464%, (3-month USD LIBOR + 4.25%), 5/16/25 ............ United States 1,141,406 $ 1,125,427
Sophia LP, Term Loan, B, 4.5%, (3-month USD LIBOR + 3.75%),
10/07/27 .......................................... United States 162,440 163,223
Surf Holdings SARL, First Lien, Dollar Term Loan, 3.726%, (3-month
USD LIBOR + 3.5%), 3/05/27 ........................... Luxembourg 990,237 983,058
Ultimate Software Group, Inc. (The), First Lien, 2020 Incremental
Term Loan, 4.75%, (3-month USD LIBOR + 4%), 5/04/26 ...... United States 285,636 287,567
12,597,687
a a a a a a
Specialty Retail 0.6%
k
Party City Holdings, Inc., 2018 Replacement Term Loan, 3.25%,
(3-month USD LIBOR + 2.5%), 8/19/22 ................... United States 150,000 139,440
Wand NewCo 3, Inc., First Lien, Term Loan, B1, 3.147%, (1-month
USD LIBOR + 3%), 2/05/26 ............................ United States 985,050 972,983
k
Woof Holdings, Inc., First Lien, Initial Term Loan, 4.5%, (1-year USD
LIBOR), 12/21/27 .................................... United States 534,812 535,037
1,647,460
a a a a a a
Technology Hardware, Storage & Peripherals 0.6%
Amentum Government Services Holdings LLC, First Lien, Initial Term
Loan, 3.647%, (1-month USD LIBOR + 3.5%), 1/29/27 ........ United States 298,500 298,500
Amentum Government Services Holdings LLC, Incremental Term
Loan, 5.5%, (3-month USD LIBOR + 4.75%), 1/29/27 ......... United States 1,328,850 1,342,138
1,640,638
a a a a a a
Textiles, Apparel & Luxury Goods 0.2%
i
Champ Acquisition Corp., First Lien, Initial Term Loan, 5.756%,
(3-month USD LIBOR + 5.5%; 6-month USD LIBOR + 5.5%),
12/19/25 .......................................... United States 480,916 480,195
Wireless Telecommunication Services 0.2%
i
Altice France SA, USD Incremental Term Loan, B-13, 4.237%,
(3-month USD LIBOR + 4%), 8/14/26 ..................... France 496,812 495,932
Total Senior Floating Rate Interests (Cost $118,463,064) .........................
118,848,717
m
Marketplace Loans 2.5%
Diversified Financial Services 2.5%
a
Lending Club - LCX PM, 9.02% - 20.74%, 10/19/23 - 12/11/25 .... United States 444,902 424,997
a
Lending Club - LCX, 6.46% - 25.65%, 7/05/22 - 2/19/25 ......... United States 730,042 640,632
a
Lending Club, 6% - 25.65%, 10/31/21 - 3/16/25 ............... United States 6,682,708 6,022,015
a
Upgrade, 21.38% - 29.69%, 11/12/22 - 1/03/25 ............... United States 153,495 135,308
7,222,952
a a a a a a
Total Marketplace Loans (Cost $8,053,024) .....................................
7,222,952
Asset-Backed Securities 12.7%
Diversified Financial Services 12.7%
f,n,o
Carlyle Global Market Strategies CLO Ltd. , 2014-1A , DR , 144A,
FRN , 2.818% , ( 3-month USD LIBOR + 2.6% ), 4/17/31 ........ United States 2,300,000 2,152,572
f,n
Carlyle US CLO Ltd. , 2017-4A , C , 144A, FRN , 3.037% , ( 3-month
USD LIBOR + 2.8% ), 1/15/30 ........................... United States 1,000,000 928,440
f,p
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-29, PT, 144A, FRN, 28.877%, 12/15/43 ............... United States 194,762 188,710
2019-26, PT, 144A, FRN, 20.409%, 8/15/44 ................ United States 599,286 570,361
2019-31, PT, 144A, FRN, 20.503%, 9/15/44 ................ United States 546,832 511,273

Franklin Limited Duration Income Trust
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,p
Consumer Loan Underlying Bond Certificate Issuer Trust I,
(continued)
2019-37, PT, 144A, FRN, 19.453%, 10/17/44 ............... United States 586,482 $ 545,217
2019-42, PT, 144A, FRN, 20.173%, 11/15/44 ............... United States 576,809 523,217
2019-51, PT, 144A, FRN, 16.982%, 1/15/45 ................ United States 708,828 648,805
2019-52, PT, 144A, FRN, 16.935%, 1/15/45 ................ United States 689,192 632,157
2019-S1, PT, 144A, FRN, 15.805%, 4/15/44 ................ United States 519,103 490,403
2019-S2, PT, 144A, FRN, 14.916%, 5/16/44 ................ United States 345,425 300,290
2019-S3, PT, 144A, FRN, 14.551%, 6/15/44 ................ United States 979,463 876,831
2019-S4, PT, 144A, FRN, 13.206%, 8/15/44 ................ United States 524,589 492,625
2019-S5, PT, 144A, FRN, 13.422%, 9/15/44 ................ United States 516,134 483,919
2019-S6, PT, 144A, FRN, 11.837%, 10/17/44 ............... United States 512,303 462,413
2019-S7, PT, 144A, FRN, 11.48%, 12/15/44 ................ United States 449,996 408,037
2019-S8, PT, 144A, FRN, 10.802%, 1/15/45 ................ United States 521,690 464,500
2020-2, PT, 144A, FRN, 17.002%, 3/15/45 ................. United States 683,440 620,864
2020-7, PT, 144A, FRN, 16.864%, 4/17/45 ................. United States 425,900 386,443
f,n,o
Dorchester Park CLO DAC , 2015-1A , CR , 144A, FRN , 1.968% ,
( 3-month USD LIBOR + 1.75% ), 4/20/28 .................. United States 1,000,000 990,601
f,n,o
Dryden 38 Senior Loan Fund , 2015-38A , DR , 144A, FRN , 3.237% ,
( 3-month USD LIBOR + 3% ), 7/15/30 ..................... United States 2,500,000 2,434,198
f,n,o
Dryden 42 Senior Loan Fund , 2016-42A , CR , 144A, FRN , 2.287% ,
( 3-month USD LIBOR + 2.05% ), 7/15/30 .................. United States 2,400,000 2,378,041
f,n,o
Dryden 58 CLO Ltd. , 2018-58A , C , 144A, FRN , 2.018% , ( 3-month
USD LIBOR + 1.8% ), 7/17/31 ........................... United States 3,000,000 2,941,560
f,n,o
Madison Park Funding XXIII Ltd. , 2017-23A , D , 144A, FRN , 3.666% ,
( 3-month USD LIBOR + 3.45% ), 7/27/30 .................. United States 3,000,000 2,995,224
f,n
Madison Park Funding XXXI Ltd. , 2018-31A , D , 144A, FRN , 3.209% ,
( 3-month USD LIBOR + 3% ), 1/23/31 ..................... United States 1,250,000 1,218,704
n
Merrill Lynch Mortgage Investors Trust , 2003-OPT1 , B2 , FRN ,
4.273% , ( 1-month USD LIBOR + 4.125% ), 7/25/34 ........... United States 33,301 17,517
n
Morgan Stanley ABS Capital I, Inc. Trust , 2003-NC10 , B1 , FRN ,
5.098% , ( 1-month USD LIBOR + 4.95% ), 10/25/33 ........... United States 350,442 370,780
f,n,o
Octagon Investment Partners XXII Ltd. , 2014-1A , CRR , 144A, FRN ,
2.116% , ( 3-month USD LIBOR + 1.9% ), 1/22/30 ............. United States 6,050,000 5,958,677
f,p
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 432,196 425,750
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 466,412 458,227
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 114,553 115,664
n
Structured Asset Investment Loan Trust , 2003-BC2 , M3 , FRN ,
5.023% , ( 1-month USD LIBOR + 4.875% ), 4/25/33 ........... United States 13,987 14,581
f
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, 7.727% ,
2/15/26 ........................................... United States 400,840 395,389
f,n
Voya CLO Ltd. ,
o
2014-1A, BR2, 144A, FRN, 2.118%, (3-month USD LIBOR +
1.9%), 4/18/31 ...................................... United States 1,300,000 1,277,037
2014-1A, CR2, 144A, FRN, 3.018%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 500,000 480,949
o
2016-3A, CR, 144A, FRN, 3.468%, (3-month USD LIBOR +
3.25%), 10/18/31 .................................... United States 2,000,000 1,957,815
36,117,791
a a a a a a
Total Asset-Backed Securities (Cost $36,276,139) ...............................
36,117,791
Commercial Mortgage-Backed Securities 1.4%
Diversified Financial Services 0.1%
p
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.012% , 7/10/38 United States 196,521 176,918

Franklin Limited Duration Income Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance 1.3%
Citigroup Commercial Mortgage Trust , 2015-GC27 , A5 , 3.137% ,
2/10/48 ........................................... United States 1,520,000 $ 1,651,696
JPMBB Commercial Mortgage Securities Trust , 2015-C28 , A4 ,
3.227% , 10/15/48 .................................... United States 1,410,000 1,539,821
Wells Fargo Commercial Mortgage Trust , 2014-LC16 , A4 , 3.548% ,
8/15/50 ........................................... United States 528,313 563,584
3,755,101
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $3,723,051) .................
3,932,019
Mortgage-Backed Securities 22.5%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 5.6%
g
FHLMC Gold Pools, 15 Year, 5%, 12/01/23 .................. United States 123,552 129,766
g
FHLMC Gold Pools, 20 Year, 6.5%, 8/01/27 .................. United States 130,019 145,849
g
FHLMC Gold Pools, 30 Year, 3.5%, 12/01/48 ................. United States 5,006,456 5,300,372
g
FHLMC Gold Pools, 30 Year, 3.5%, 3/01/45 .................. United States 21,397 22,921
g
FHLMC Gold Pools, 30 Year, 4%, 5/01/48 ................... United States 3,771,581 4,044,953
g
FHLMC Gold Pools, 30 Year, 6%, 7/01/28 - 11/01/36 ........... United States 332,243 390,637
g
FHLMC Gold Pools, 30 Year, 6.5%, 3/01/38 .................. United States 9,565 11,063
g
FHLMC Gold Pools, 30 Year, 7%, 9/01/27 ................... United States 41,068 45,172
g
FHLMC Gold Pools, 30 Year, 8.5%, 7/01/31 .................. United States 136,383 158,692
FHLMC Pool, 15 Year, 2.5%, 9/01/35 ....................... United States 5,380,677 5,632,467
15,881,892
q
Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
g
FNMA, 1.665% - 1.85%, (6-month USD LIBOR +/- MBS Margin),
6/01/32 - 7/01/34 .................................... United States 220,941 221,710
221,710
Federal National Mortgage Association (FNMA) Fixed Rate 14.5%
FNMA, 15 Year, 2%, 9/01/35 ............................. United States 1,552,094 1,622,867
g
FNMA, 15 Year, 3%, 8/01/27 ............................. United States 6,348 6,671
g
FNMA, 15 Year, 3.5%, 1/01/26 ........................... United States 10,562 11,211
g
FNMA, 20 Year, 4.5%, 5/01/24 - 9/01/29 .................... United States 29,161 31,852
g
FNMA, 30 Year, 2.5%, 9/01/50 ........................... United States 6,828,726 7,205,819
g
FNMA, 30 Year, 3%, 10/01/50 ............................ United States 5,686,002 5,979,460
g
FNMA, 30 Year, 3.5%, 1/01/45 - 7/01/56 .................... United States 1,387,394 1,508,426
g
FNMA, 30 Year, 4%, 10/01/47 ............................ United States 4,887,283 5,252,241
g
FNMA, 30 Year, 4%, 11/01/44 - 1/01/48 ..................... United States 1,446,476 1,565,025
g
FNMA, 30 Year, 4.5%, 3/01/44 ........................... United States 2,650 2,923
g
FNMA, 30 Year, 5%, 5/01/38 - 7/01/39 ...................... United States 246,586 286,646
g
FNMA, 30 Year, 5.5%, 6/01/37 ........................... United States 177,915 208,147
g
FNMA, 30 Year, 6%, 4/01/33 - 6/01/38 ...................... United States 430,631 515,399
g
FNMA, 30 Year, 6.5%, 8/01/32 ........................... United States 74,583 85,163
g
FNMA, 30 Year, 8%, 10/01/29 ............................ United States 1,898 1,905
r
FNMA, Single-family, 15 Year, 1.5%, 1/25/36 ................. United States 1,185,000 1,219,170
r
FNMA, Single-family, 15 Year, 2%, 1/25/36 .................. United States 3,493,000 3,651,574
r
FNMA, Single-family, 30 Year, 2%, 1/25/51 .................. United States 3,931,000 4,083,168
r
FNMA, Single-family, 30 Year, 2.5%, 1/25/51 ................. United States 7,700,000 8,116,271
41,353,938
Government National Mortgage Association (GNMA) Fixed Rate 2.3%
g
GNMA I, Single-family, 30 Year, 6.5%, 6/15/31 - 12/15/33 ........ United States 266,714 301,303
r
GNMA II, Single-family, 30 Year, 2%, 1/15/51 ................. United States 1,554,000 1,624,960
r
GNMA II, Single-family, 30 Year, 2.5%, 1/15/51 ............... United States 1,539,000 1,628,996
g
GNMA II, Single-family, 30 Year, 3.5%, 12/20/49 .............. United States 2,567,186 2,721,799

Franklin Limited Duration Income Trust
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
g
GNMA II, Single-family, 30 Year, 7%, 1/20/24 - 1/20/29 ......... United States 20,374 $ 22,960
g
GNMA II, Single-family, 30 Year, 8%, 1/20/28 - 10/20/31 ........ United States 65,526 78,371
6,378,389
Total Mortgage-Backed Securities (Cost $62,673,298) ............................
63,835,929
Residential Mortgage-Backed Securities 1.3%
Capital Markets 0.0%
†
i
Merrill Lynch Mortgage Investors Trust , 2005-A6 , 2A3 , FRN , 0.908% ,
( 1-month USD LIBOR + 0.76% ), 8/25/35 .................. United States 32,581 32,706
Diversified Financial Services 0.1%
i
Opteum Mortgage Acceptance Corp. , 2005-4 , 1APT , FRN , 0.768% ,
( 1-month USD LIBOR + 0.62% ), 11/25/35 .................. United States 90,154 90,688
i
Thrifts & Mortgage Finance 1.2%
FHLMC Structured Agency Credit Risk Debt Notes , 2014-DN1 , M2 ,
FRN , 2.348% , ( 1-month USD LIBOR + 2.2% ), 2/25/24 ........ United States 34,371 34,381
FNMA Connecticut Avenue Securities ,
2017-C03, 1M2, FRN, 3.148%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 1,911,072 1,940,540
2017-C05, 1M2, FRN, 2.348%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 1,458,622 1,462,846
3,437,767
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $3,618,202) ..................
3,561,161
Shares/Units
Escrows and Litigation Trusts 0.0%
†
a,b
Remington Outdoor Co., Inc., Litigation Units ................. United States 3,700 —
a,b
Vistra Energy Corp., Escrow Account ...................... United States 2,000,000 3,000
Total Escrows and Litigation Trusts (Cost $52,909) ..............................
3,000
Total Long Term Investments (Cost $401,196,975) ...............................
401,484,767
a

Franklin Limited Duration Income Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 6.4%
a a
Country Shares
a
Value
a
Money Market Funds 6.4%
s,t
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 18,328,988 $ 18,328,988
Total Money Market Funds (Cost $18,328,988) ..................................
18,328,988
Total Short Term Investments (Cost $18,328,988 ) ................................
18,328,988
a
Total Investments (Cost $419,525,963) 147.7% ..................................
$419,813,755
Reverse Repurchase Agreements (6.5)% .......................................
(18,523,129)
u
Credit Facility (32.7)% ........................................................
(93,000,000)
Other Assets, less Liabilities (8.5)% ...........................................
(24,091,328)
Net Assets 100.0% ...........................................................
$284,199,298
Amount
Borrowed Payable
v
Reverse Repurchase Agreements (6.5)%
Counterparty UBS AG, 1.126%, 3/04/21 .................... 848,300 (849,043)
Counterparty UBS AG, 1.126%, 3/04/21 .................... 2,033,880 (2,035,661)
Counterparty UBS AG, 1.126%, 3/04/21 .................... 2,332,800 (2,334,843)
Counterparty UBS AG, 1.126%, 3/04/21 .................... 4,699,640 (4,703,756)
Counterparty UBS AG, 1.126%, 3/04/21 .................... 1,075,165 (1,076,107)
Counterparty UBS AG, 1.526%, 3/04/21 .................... 1,954,000 (1,956,319)
Counterparty UBS AG, 1.526%, 3/04/21 .................... 2,364,000 (2,366,806)
Counterparty UBS AG, 1.526%, 3/04/21 .................... 1,692,800 (1,694,809)
Counterparty UBS AG, 1.526%, 3/04/21 .................... 1,504,000 (1,505,785)
Total Reverse Repurchase Agreements (Proceeds $18,504,585) ...................
(18,523,129)
See Abbreviations on page 44 .

Franklin Limited Duration Income Trust
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Non-income producing.
c
See Note 11 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Perpetual security with no stated maturity date.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $164,425,028, representing 57.9% of net assets.
g
A portion or all of the security is pledged as collateral in connection with the Fund’s revolving credit facility.
h
See Note 9 regarding credit risk and defaulted securities.
i
The coupon rate shown represents the rate at period end.
j
See Note 1(e) regarding senior floating rate interests.
k
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
l
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
m
See Note 1(f) regarding Marketplace Lending.
n
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
o
A portion or all of the security is designated as collateral for reverse repurchase agreements.
p
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
q
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
r
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
s
See Note 5(c) regarding investments in affiliated management investment companies.
t
The rate shown is the annualized seven-day effective yield at period end.
u
See Note 3 regarding Credit Facility.
v
See Note 4 regarding reverse repurchase agreements.

Franklin Limited Duration Income Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Limited
Duration
Income Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $401,196,975
Cost - Non-controlled affiliates (Note 5c) ........................................................ 18,328,988
Value - Unaffiliated issuers .................................................................. $401,484,767
Value - Non-controlled affiliates (Note 5c) ....................................................... 18,328,988
Cash .................................................................................... 1,359,895
Receivables:
Investment securities sold ................................................................... 1,612,728
Interest ................................................................................. 3,165,586
Total assets .......................................................................... 425,951,964
Liabilities:
Payables:
Investment securities purchased .............................................................. 27,320,124
Credit facility (Note 3) ...................................................................... 93,000,000
Management fees ......................................................................... 243,487
Transfer agent fees ........................................................................ 26,790
Distributions to shareholders ................................................................. 2,338,774
Accrued interest (Note 3) ................................................................... 91,264
Reverse repurchase agreements ............................................................. 18,523,129
Accrued expenses and other liabilities ........................................................... 209,098
Total liabilities ......................................................................... 141,752,666
Net assets applicable to common shares ................................................. $284,199,298
Net assets applicable to common shares consist of:
Paid-in capital ............................................................................. $317,793,867
Total distributable earnings (losses) ............................................................. (33,594,569)
Net assets applicable to common shares ................................................. $284,199,298
Common shares outstanding .................................................................. 30,138,835
Net asset value per common share ............................................................. $9.43

Franklin Limited Duration Income Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Limited
Duration
Income Trust
Investment income:
Dividends:
Non-controlled affiliates (Note 5c) ............................................................. $44,968
Interest: (net of foreign taxes of $1,086)
Unaffiliated issuers ........................................................................ 20,541,663
Total investment income ................................................................... 20,586,631
Expenses:
Management fees (Note 5a) ................................................................... 2,830,785
Interest expense (Note 3 and 4) ................................................................ 1,701,492
Transfer agent fees ......................................................................... 65,255
Custodian fees (Note 6) ...................................................................... 4,129
Reports to shareholders ...................................................................... 34,210
Registration and filing fees .................................................................... 22,488
Professional fees ........................................................................... 119,926
Trustees' fees and expenses .................................................................. 15,516
Marketplace lending fees (Note 1f) .............................................................. 313,588
Other .................................................................................... 100,710
Total expenses ......................................................................... 5,208,099
Expense reductions (Note 6) ............................................................... (4,192)
Expenses waived/paid by affiliates (Note 5c) ................................................... (26,595)
Net expenses ......................................................................... 5,177,312
Net investment income ................................................................ 15,409,319
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (11,391,296)
Foreign currency transactions ................................................................ (1,062)
Net realized gain (loss) .................................................................. (11,392,358)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 6,869,976
Translation of other assets and liabilities denominated in foreign currencies .............................. 1,082
Net change in unrealized appreciation (depreciation) ............................................ 6,871,058
Net realized and unrealized gain (loss) ............................................................ (4,521,300)
Net increase (decrease) in net assets applicable to common shares resulting from operations ................... $10,888,019

Franklin Limited Duration Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Limited Duration Income Trust
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $15,409,319 $15,942,816
Net realized gain (loss) ................................................. (11,392,358) (1,767,814)
Net change in unrealized appreciation (depreciation) ........................... 6,871,058 13,493,188
Net increase (decrease) in net assets applicable to common shares resulting from operations ...................................................... 10,888,019 27,668,190
Distributions to common shareholders ....................................... (16,484,224) (17,181,094)
Distributions to common shareholders from tax return of capital .................... (11,656,406) (13,839,271)
Total distributions to common shareholders ................................... (28,140,630) (31,020,365)
Net increase (decrease) in net assets ................................... (17,252,611) (3,352,175)
Net assets applicable to common shares:
Beginning of year ....................................................... 301,451,909 304,804,084
End of year ........................................................... $284,199,298 $301,451,909

Franklin Limited Duration Income Trust
Financial Statements
Statement of Cash Flows
for the year ended December 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Limited
Duration
Income Trust
Cash flow from operating activities:
Dividends, interest and other income received ..................................................... $ 19,821,015
Operating expenses paid ..................................................................... (3,466,478)
Interest expense paid ........................................................................ (1,837,630)
Realized (loss) on foreign currency transactions .................................................... (1,062)
Purchases of long-term investments ............................................................. (420,513,053)
Sales and maturities of long-term investments ..................................................... 429,356,241
Net sales of short-term investments ............................................................. 586,637
Cash provided - operating activities .......................................................... 23,945,670
Cash flow from financing activities:
Proceeds from Credit Facility .................................................................. 3,000,000
Proceeds of reverse repurchase agreements ...................................................... 1,354,101
Cash distributions to shareholders .............................................................. (28,309,407)
Cash used - financing activities ............................................................. (23,955,306)
Net increase (decrease) in cash ................................................................. (9,636)
Cash at beginning of year ...................................................................... 1,369,531
Cash at end of year ........................................................................... $1,359,895
Reconciliation of Net Increase (Decrease) in Net Assets resulting from Operating Activities to Net Cash
Provided by Operating Activities
for the year ended December 31, 2020
Net increase (decrease) in net assets resulting from operating activities .................................... $ 10,888,019
Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
Net amortization income .................................................................. (587,834)
Reinvested dividends from non-controlled affiliates ............................................... (44,968)
Interest received in the form of securities ...................................................... (140,562)
Decrease in dividends and interest receivable and other assets ..................................... 148,310
Decrease in interest payable ............................................................... (136,138)
Increase in payable to affiliates, accrued expenses, and other liabilities ............................... 9,342
Increase in payable for investments purchased ................................................. 36,236
Decrease in receivable for investments sold .................................................... 2,562,371
Decrease in cost of investments ............................................................. 18,081,952
Decrease in unrealized depreciation on investments. ............................................. (6,871,058)
Net cash provided by operating activities ........................................................... $23,945,670

Franklin Limited Duration Income Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Limited Duration Income Trust (Fund) is
registered under the Investment Company Act of 1940 (1940
Act) as a closed-end management investment company and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP).
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund’s administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.

Franklin Limited Duration Income Trust
Notes to Financial Statements

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Annual Report
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery and
TBA Basis
The Fund purchases securities on a delayed delivery and
to-be-announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities and
collateral has been pledged and/or received for open TBA
trades.
d. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale. On
July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. There remains uncertainty regarding the future
utilization of LIBOR and the nature of any replacement rate.
As such, the potential effect of a transition away from LIBOR on the Fund or the Fund's investments that use or may use a
floating rate based on LIBOR cannot yet be determined.
f. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2020, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Facility
fees are recognized as income over the expected term of
the loan. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. The Fund employs a managed distribution
policy whereby the Fund will make monthly distributions
to common shareholders at an annual minimum fixed rate
of 10%, based on the average monthly NAV of the Fund’s
common shares. Under the policy, the Fund is managed with
a goal of generating as much of the distribution as possible from net investment income and short-term capital gains.
The balance of the distribution will then come from long-
term capital gains to the extent permitted and, if necessary, a return of capital. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
f. Marketplace Lending
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements

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Annual Report
j. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2020, there were an unlimited number of shares authorized (without par value). During the years ended
December 31, 2020 and 2019 there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. Since the inception of the program, the Fund has repurchased a total of 242,561 shares. During the years ended December 31, 2020 and 2019, there were no shares repurchased.
3. Credit Facility
The Fund has entered into a credit facility agreement (“Credit Facility”) with BNP Paribas Prime Brokerage International Ltd.
(“BNPP”) pursuant to which the Fund may borrow up to a maximum commitment amount of $100,000,000. The Fund will pay interest in the amount of 0.90% plus the 3-month U.S. Dollar London Interbank Offered Rate on the amount outstanding. The
Fund is required to fully collateralize its outstanding loan balance as determined by BNPP by pledging assets, which are held in a segregated account, and are indicated in the Statement of Investments. If the Fund fails to meet certain requirements or maintain other financial covenants required under the Credit Facility, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding.
The Fund had outstanding borrowings of $93,000,000 as of December 31, 2020 and incurred $1,435,813 of interest expense during the year. Average borrowings and the average interest rate for the days outstanding during the year ended December
31, 2020, were $91,972,334 and 1.55%, respectively.
The Credit Facility also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive dividends and interest on rehypothecated securities. The Fund also has the right under the Credit Facility to recall any securities pledged as collateral from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund will be compensated for any fees or losses related to the failed delivery or, in the event a recalled security is not be returned, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the market value of the recalled security. The Fund will receive a portion of the fees earned by BNPP in connection with the rehypothecation of portfolio securities. Rehypothecated securities are included among the portfolio securities pledged by the Fund as collateral for the Credit Facility. As of December 31, 2020, there were no rehypothecated securities.
4. Reverse Repurchase Agreements
The Fund enters into reverse repurchase agreements, under which the Fund sells securities in exchange for cash to counterparties, with a simultaneous agreement to repurchase the same or substantially the same security at a mutually agreed-upon date and price. Such a transaction is accounted for as a secured borrowing by the Fund, collateralized by securities for which the Fund retains possession. The gross amount of cash received in exchange for securities sold plus accrued interest payments to be made by the Fund to counterparties are reflected as a payable for Reverse repurchase agreements on the Statement of Assets and Liabilities. Interest payments made on reverse repurchase agreements are
1. Organization and Significant Accounting Policies
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (buyers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for reverse repurchase agreements. In the event of default by either the buyer or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The buyer may sell securities the Fund pledged as collateral and apply the proceeds towards the reverse repurchase price and any other amounts owed by the Fund in the event of default by the Fund.
This could involve costs or delays in addition to a loss on the securities if their value falls below the reverse repurchase price owed by the Fund. The Fund monitors collateral fair value for the reverse repurchase agreement, including accrued interest, over the life of the agreement, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity.
The remaining contractual maturity of the repurchase agreements totaling $18,564,190, which includes interest due at maturity, are 31-90 days.
The Fund pledged asset-backed securities as the collateral valued at $22,917,333, which has been identified on the Statement of Investments.
For the year ended December 31, 2020, the average borrowings and the average interest rate were $11,824,361 and 2.1%, respectively.
5. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers of 0.70% per year of the average daily managed assets. Managed assets are defined as the Fund’s gross asset value minus the sum of accrued liabilities, other than the principal amount of the
Credit Facili ty and other financial leverage.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2020, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
4. Reverse Repurchase Agreements
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
6. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2020, the custodian fees were reduced as noted in the Statement of Operations.
7. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2020 and 2019, was as follows:
At December 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Limited Duration Income Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $18,870,657 $125,772,414 $(126,314,083) $— $— $18,328,988 18,328,988 $44,968
Total Affiliated Securities .... $18,870,657 $125,772,414 $(126,314,083) $— $— $18,328,988 $44,968
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $3,030,155
Long term ................................................................................ 30,625,629
Total capital loss carryforwards ............................................................... $33,655,784
2020 2019
Distributions paid from:
Ordinary income .......................................................... $16,484,224 $17,185,646
Return of capital ........................................................... 11,656,406 13,839,271
$28,140,630 $31,024,917
Cost of investments .......................................................................... $401,249,108
Unrealized appreciation ........................................................................ $13,622,886
Unrealized depreciation ........................................................................ (13,562,824)
Net unrealized appreciation (depreciation) .......................................................... $60,062
5. Transactions with Affiliates
(continued)
c. Investments in Affiliated Management Investment Companies
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses, corporate action, bond discounts and premiums and defaulted bonds.
8. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2020, aggregated
$420,549,289 and $431,150,307, respectively.
9. Credit Risk and Defaulted Securities
At December 31, 2020, the Fund had 48.2% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At December
31, 2020, the aggregate value of these securities was $488,492, representing 0.17% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Limited Duration Income Trust
2,334,762 Nine Point Energy LLC ........................ 5/31/18 $ 1,208,234 $ 2
39,306 Remington Outdoor Co., Inc. ................... 5/16/18 1,947,001 —
Total Restricted Securities (Value is 0.0%* of Net Assets) ............. $3,155,235 $2
*
Rounds to less than 0.1% of net assets.
7. Income Taxes
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements

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Annual Report
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2020, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ — $ —
a
$ —
Energy Equipment & Services ............. 100,860 — — 100,860
Hotels, Restaurants & Leisure ............. — 62,375 — 62,375
Machinery ............................ — 160,206 — 160,206
Oil, Gas & Consumable Fuels ............. 1,359 171,738 1,631 174,728
Paper & Forest Products ................. 50,039 — — 50,039
Road & Rail .......................... — — 14,006 14,006
Specialty Retail ........................ 149,832 — — 149,832
Preferred Stocks ........................ — 147,722 — 147,722
Warrants :
Oil, Gas & Consumable Fuels ............. 384 — 87 471
Paper & Forest Products ................. — 372 — 372
Convertible Bonds ....................... — 8,253 — 8,253
Corporate Bonds :
Aerospace & Defense ................... — 1,903,757 — 1,903,757
Air Freight & Logistics ................... — 611,430 — 611,430
Airlines .............................. — 1,838,412 — 1,838,412
Auto Components ...................... — 4,693,041 — 4,693,041
Banks ............................... — 1,590,569 — 1,590,569
Biotechnology ......................... — 2,116,699 — 2,116,699
Building Products ...................... — 3,858,085 — 3,858,085
Chemicals ........................... — 4,979,744 — 4,979,744
Commercial Services & Supplies ........... — 3,357,495 — 3,357,495
Construction & Engineering ............... — 2,902,063 — 2,902,063
Consumer Finance ..................... — 3,627,542 — 3,627,542
Containers & Packaging ................. — 10,411,735 — 10,411,735
Diversified Financial Services ............. — 1,468,125 — 1,468,125
Diversified Telecommunication Services ..... — 5,192,025 — 5,192,025
Electric Utilities ........................ — 1,384,630 — 1,384,630
Electronic Equipment, Instruments &
Components ........................ — 943,249 — 943,249
Energy Equipment & Services ............. — 2,509,031 — 2,509,031
Entertainment ......................... — 3,461,696 — 3,461,696
Equity Real Estate Investment Trusts (REITs) . — 3,445,248 — 3,445,248

Franklin Limited Duration Income Trust
Notes to Financial Statements

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2020, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Limited Duration Income Trust (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Food Products ........................ $ — $ 3,471,395 $ — $ 3,471,395
Health Care Equipment & Supplies ......... — 320,063 — 320,063
Health Care Providers & Services .......... — 7,939,750 — 7,939,750
Hotels, Restaurants & Leisure ............. — 13,849,112 11,400 13,860,512
Household Durables .................... — 4,170,080 — 4,170,080
Independent Power and Renewable Electricity
Producers .......................... — 6,513,482 — 6,513,482
Insurance ............................ — 1,607,535 — 1,607,535
Internet & Direct Marketing Retail .......... — 525,000 — 525,000
IT Services ........................... — 3,227,825 — 3,227,825
Machinery ............................ — 5,492,622 — 5,492,622
Media ............................... — 11,234,559 — 11,234,559
Metals & Mining ....................... — 3,055,812 — 3,055,812
Oil, Gas & Consumable Fuels ............. — 18,204,808 3,092 18,207,900
Personal Products ..................... — 534,063 — 534,063
Pharmaceuticals ....................... — 5,586,173 — 5,586,173
Real Estate Management & Development .... — 1,599,113 — 1,599,113
Road & Rail .......................... — — 864,816 864,816
Semiconductors & Semiconductor Equipment . — 310,125 — 310,125
Software ............................. — 2,545,705 — 2,545,705
Specialty Retail ........................ — 1,196,608 — 1,196,608
Textiles, Apparel & Luxury Goods .......... — 1,049,375 — 1,049,375
Thrifts & Mortgage Finance ............... — 6,036,047 — 6,036,047
Trading Companies & Distributors .......... — 4,068,142 — 4,068,142
Wireless Telecommunication Services ....... — 3,383,056 — 3,383,056
Senior Floating Rate Interests ............... — 118,201,592 647,125 118,848,717
Marketplace Loans ...................... — — 7,222,952 7,222,952
Asset-Backed Securities .................. — 36,117,791 — 36,117,791
Commercial Mortgage-Backed Securities ...... — 3,932,019 — 3,932,019
Mortgage-Backed Securities ................ — 63,835,929 — 63,835,929
Residential Mortgage-Backed Securities ...... — 3,561,161 — 3,561,161
Escrows and Litigation Trusts ............... — — 3,000
a
3,000
Short Term Investments ................... 18,328,988 — — 18,328,988
Total Investments in Securities ........... $18,631,462 $392,414,184 $8,768,109 $419,813,755
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements ............ $ — $ 18,523,129 $ — $ 18,523,129
$— $— $— $—
a
Includes securities determined to have no value at December 31, 2020.
12. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements

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Annual Report
Balance at
Beginning of
Year Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . $ 24,566 $ — $ — $ — $ — $ — $ — $ (24,566) $ —
c
$ (24,566)
Oil, Gas & Consumable
Fuels .......... 339,987
c
755,208 (377,604) 11,412 — (2) — (727,370) 1,631 (797,999)
Road & Rail ....... — — — —
c
— — — 14,006 14,006 14,006
Warrants :
Oil, Gas & Consumable
Fuels .......... 1,774 — — — — — — (1,687) 87 (1,687)
Corporate Bonds :
Hotels, Restaurants &
Leisure ......... — — — 11,400 — — — — 11,400 —
Oil, Gas & Consumable
Fuels .......... 759 — — — — — — 2,333 3,092 2,333
Road & Rail ....... — — — 794,793 — 56,852 — 13,171 864,816 13,171
Senior Floating Rate
Interests :
Road & Rail ....... — — — 584,370 — (10,957) — 73,712 647,125 73,712
Marketplace Loans :
Diversified Financial
Services ........ 9,234,251 1,359,678 (3,539,091) — — 11,484 307,680 (151,050) 7,222,952 (151,050)
Escrows and Litigation
Trusts ........... —
c
— — 4,000 — — — (1,000) 3,000
c
(1,000)
Total Investments in Securities . $9,601,337 $2,114,886 $(3,916,695) $1,405,975 $— $57,377 $307,680 $(802,451) $8,768,109 $(873,080)
a
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
b
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
c
Includes securities determined to have no value.
12. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements

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Annual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2020, are as follows:
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Corporate Bonds:
Road & Rail
..............
$864,816 Discounted cash flow Discount rate 15.6% Decrease
c
Free cash flow $0.9 mil Increase
c
Marketplace Loans:
Lending Club-LCX PM
......
424,997 Discounted cash flow Loss-adjusted
discount rate
11.0% Decrease
c
Projected loss rate 10.0% Decrease
c
Lending Club-LCX
.........
640,632 Discounted cash flow Loss-adjusted
discount rate
11.4% Decrease
c
Projected loss rate 18.2% Decrease
c
Lending Club
.............
6,022,015 Discounted cash flow Loss-adjusted
discount rate
7.2% Decrease
c
Projected loss rate 28.2% Decrease
c
Upgrade
................
135,308 Discounted cash flow Loss-adjusted
discount rate
11.8% Decrease
c
Projected loss rate 34.3% Decrease
c
Senior Floating Rate Interests:
Road & Rail
..............
647,125 Discounted cash flow Discount rate 10.2% Decrease
c
Free cash flow $0.8 mil Increase
c
All Other
....................
33,216
d,e
Total
.......................
$8,768,109
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Includes securities determined to have no value at December 31, 2020.
e
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
12. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements

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Annual Report
reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
CLO
Collateralized Loan Obligation
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
TBD
To Be Determined
13. New Accounting Pronouncements
(continued)

Franklin Limited Duration Income Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Franklin Limited Duration Income Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
Limited Duration Income Trust (the "Fund") as of December 31, 2020, the related statements of operations and cash flows for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Limited Duration Income Trust
Tax Information (unaudited)

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Annual Report
Under Section 871(k)(1)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $14,598,298 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal
Revenue Code for the fiscal year ended December 31, 2020.

Franklin Limited Duration Income Trust

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Annual Report
Important Information to Shareholders
Agreement and Declaration of Trust and By-Laws
On January 21, 2021, the Fund’s Board approved changes
to the Fund’s Agreement and Declaration of Trust (the
“Declaration of Trust”) and the Fund’s By-Laws (the “By-
Laws” and, together with the Declaration of Trust, the
“Governing Instruments”), which were immediately effective.
The Declaration of Trust was amended to provide as follows:
- To qualify for nomination and service as a Trustee,
individuals must meet certain additional qualifications,
including that individuals may be disqualified if they engaged in disabling conduct outlined in the Declaration of Trust.
- Individuals that are associated with other investment
vehicles and investment advisers may not be eligible for
nomination and service as a Trustee if the Board finds that
such associations have conflicts of interest with the long-
term best interests of the Fund, impede the ability of the
nominee to perform, or impede the free-flow of information
from management.
- Individuals that are acting in concert with control persons of investment companies in violation of Section 12(d)(1) of the
1940 Act shall be disqualified from nomination and service
as a Trustee.
- Only the Board may amend the By-Laws.
- The Trustees shall be subject to the fiduciary duties and the business judgment rule under Delaware Corporate Law and
the appointment, designation or identification of a Trustee
as the Chair of the Board, a member or chair of a committee
of the Trustees, an expert on any topic or in any area, or the lead independent Trustee, or any other special appointment,
designation or identification of a Trustee does not affect this standard.
- Unless otherwise expressly provided in the Declaration
of Trust or required by federal law, the Trustees shall act in their sole discretion and may take any action or exercise any power without any vote or consent of the shareholders.
The By-Laws were amended to provide as follows:
- Only the Board may amend the By-Laws.
- Shareholder proponents must provide proof of Fund
holdings when notice of a proposal is received by the
secretary of the Trust.
- Notice from a shareholder proponent with respect to a
Trustee nominee must also include an indication of whether
such nominee is or will be an “interested person” of the Trust and the consent of the person to be named as nominee.
Such notice must also provide the nominee information
for any proposed substitute nominee in the event that a
proposed nominee is unwilling or unable to serve, including
by reason of any disqualification.
- A Trustee questionnaire and any supplemental information
reasonably requested by the Trust must be completed,
executed and returned to the Trust within 5 business days of receipt.
- For purposes of disclosing the number of shares which
are beneficially owned by a proponent shareholder, shares
“beneficially owned” shall have the meaning in Rules
13d-3 and 13d-5 under the Exchange Act (i.e., possessing
investment or voting discretion) and include shares the
shareholder has the right to acquire pursuant to any
agreement or upon exercise of conversion rights or warrants, or otherwise.
- No shareholder proposal may be brought before an annual
meeting, unless shareholders have power to vote on the
subject matter of the shareholder proposal, whether or not
submitted as a precatory recommendation to the Board.
- If a meeting is postponed or adjourned and a new record
date is set, any proxy received from a shareholder with
respect to the original record date will remain in full force and effect with respect to shares held by the shareholder on the new record date, unless explicitly revoked.
- The chairperson of the Board, or in the absence of the
chairperson of the Board, the president of the Trust, any vice president or other authorized officer of the Trust, may adopt rules for the orderly conduct of shareholder meetings.
- In the event of a vacancy on the Board, the size of the
Board is automatically reduced until the Board increases the size of the Board.
- The Board may require all of its members (including
nominees) to agree in writing as to matters of corporate
governance, business ethics and confidentiality, including a background check.

Franklin Limited Duration Income Trust
Important Information to Shareholders

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Annual Report
- The Board or the shareholders may ratify any act,
omission, failure to act or determination made not to act by the Trust or its officers to the extent that the Board or the shareholders could have originally authorized the act.
The Declaration of Trust and the By-Laws may be inspected
in their entirety upon request to the Franklin Templeton
Companies, LLC, Attention: Fund Secretary, One Franklin
Parkway, San Mateo, CA 94403.
Your Fund’s Goal and Main Investments
The Fund seeks to provide high current income, with a
secondary objective of capital appreciation to the extent
possible and consistent with the Fund’s primary objective.
Principal Investment Strategy
Under normal market conditions, the Fund will seek to
achieve its investment objectives by investing in debt
securities and other income-producing instruments, allocated primarily among three distinct investment categories:
(1) mortgage-backed securities and other asset-backed
securities; (2) bank loans made to corporate and other
business entities; and (3) below “investment grade” debt
securities and other income-producing instruments. There
is no limitation on the percentage of the Fund’s assets that may be allocated to each of these investment categories;
provided that, under normal market conditions, the Fund will invest at least 20% of its total assets in each category.
Under normal circumstances, the Fund’s allocation to the
investment category of mortgage-backed and other asset-
backed securities will be primarily composed of investments
in mortgage-backed securities. Under normal market
conditions, the Fund will invest at least 20% of its assets in debt securities or other instruments rated below investment
grade, sometimes called “junk bonds.” The Fund may also
invest in investment grade debt securities. Investment
grade debt securities are rated in one of the top four ratings categories by a nationally-recognized statistical rating
organization (a “Rating Agency”) such as S&P, Moody’s
or Fitch. A debt security rated below the top four ratings
categories by each Rating Agency rating the security will
be considered below investment grade. The Fund may
also buy unrated debt securities or other income-producing
instruments.
The Fund may invest in securities or other instruments
whose issuers are in default or bankruptcy. Under normal
conditions, the Fund will not invest more than 5% of its total assets in debt securities or other obligations whose issuers are in default at the time of purchase.
Under normal market conditions, the Fund may invest up
to 25% of its total assets in loans originated through on-
line marketplace lending platforms (a “Platform”) that provide a marketplace for lending through the purchase of loans
(either individually or in aggregations) (“Marketplace Loans”)
and other types of marketplace lending instruments. The
Fund will not invest in Marketplace Loans that the Fund
determines to be subprime.
Under normal market conditions, the Investment Manager
expects the Fund to maintain an estimated average portfolio
duration of between two and five years (including the effect of anticipated leverage). This duration policy may only
be changed following provision of 60 days’ prior notice to
holders of Common Shares (“Common Shareholders”). In
comparison to maturity (which is the date on which a debt
instrument ceases and the issuer is obligated to repay
the principal amount), duration is a measure of the price
volatility of a debt instrument as a result of changes in
market rates of interest, based on the weighted average
timing of the instrument’s expected principal and interest
payments. Duration differs from maturity in that it considers a security’s yield, coupon payments, principal payments
and call features in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be
more sensitive to interest rate changes than a portfolio with a shorter duration.
The Fund uses an active sector allocation strategy to try to achieve its goals of income and capital appreciation. This
means the Fund allocates its assets among securities in
various market sectors based on the Investment Manager’s
assessment of changing economic, global market, industry,
and issuer conditions. Consequently, the Fund, from
time to time, may have significant positions in particular
sectors. There can be no assurance that the Investment
Manager’s assessments will be correct.

Franklin Limited Duration Income Trust
Important Information to Shareholders

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Annual Report
The Investment Manager will rely heavily on its own
analysis of the credit quality and risks associated with
individual debt obligations considered for the Fund, rather
than relying exclusively on rating agencies, third-party
research or the credit ratings assigned by a Platform with
regard to Marketplace Loans. The Investment Manager
will use this information in an attempt to minimize credit
risk and identify borrowers, issuers, industries or sectors
that are undervalued or that offer attractive yields relative to the Investment Manager’s assessment of their credit
characteristics. The Fund’s success in achieving its
investment objectives may depend more heavily on the
Investment Manager’s credit analysis than if the Fund
invested solely in higher-quality and rated securities.
Subject to the availability of suitable investment
opportunities, the Investment Manager will seek to diversify the Fund’s investments broadly in an attempt to minimize the portfolio’s sensitivity to credit and other risks associated with a particular issuer, industry or sector, or to the impact of a single economic, political or regulatory event.
The Fund’s portfolio may include bonds, debentures,
notes and other similar types of debt instruments, such
as asset-backed securities, as well as bank loans and
loan participations, commercial and agency-issued
mortgage securities, payment-in-kind securities, zero-
coupon securities, bank certificates of deposit, fixed time
deposits and bankers’ acceptances, structured notes and
other hybrid instruments, preferred shares, municipal
or U.S. government securities, debt securities issued
by foreign corporations or supra-national government
agencies, mortgage-backed securities issued on a public
or private basis, other types of asset-backed securities,
and Marketplace Loans and other types of marketplace
lending instruments . See the Notes to Financial Statements
for further information. The rate of interest on an income-
producing security may be fixed, floating or variable. The
Fund may use swaps and other derivative instruments.
The Fund may hold equity securities; however, under
ordinary circumstances, such investments will be limited to
convertible securities, dividend-paying common or preferred
stocks, or equity securities acquired in connection with
a restructuring, bankruptcy, default, or the exercise of a
conversion or purchase right.
Principal Investment Risks
You could lose money by investing in the Fund. Closed-end
fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the
Federal Deposit Insurance Corporation, the Federal Reserve
Board, or any other agency of the U.S. government.
Credit
The Fund could lose money on a debt security if the
issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to
repay principal when due. Changes in an issuer’s financial
strength, the market’s perception of the issuer’s financial
strength or an issuer’s or security’s credit rating, which
reflects a third party’s assessment of the credit risk
presented by a particular issuer or security, may affect debt securities’ values. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually
do.
Interest Rate
Changes in interest rates may present risks to the Fund.
When interest rates rise, debt security prices generally fall.
The opposite is also true: debt security prices generally rise when interest rates fall. Because market interest rates are
currently near their lowest levels in many years, there is a great risk that the Fund’s investments will decline in value.
The prices of fixed-rate securities with longer durations
tend to be more sensitive to changes in interest rates than
securities with shorter durations, usually making them more
volatile. Because the Fund will normally have an estimated
average portfolio duration of between two and five years
(including the effects of anticipated leverage), the Fund’s net asset value and market price will tend to fluctuate more in
response to changes in market interest rates than if the Fund invested mainly in short-term debt securities and less than if the Fund invested mainly in longer-term debt securities.
The cost of leverage employed by the Fund is based on
certain interest rates. If the cost of leverage exceeds the rate of return on the debt obligations and other investments held by the Fund that were acquired during periods of generally
lower interest rates, the returns to Common Shareholders

Franklin Limited Duration Income Trust
Important Information to Shareholders

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Annual Report
may be reduced. The Fund’s use of leverage, as described
in the Prospectus, will tend to increase Common Share
interest rate risk.
The Fund may employ certain strategies for the purpose
of reducing the interest rate sensitivity of the portfolio
and decreasing the Fund’s exposure to interest rate risk,
although there is no assurance that it will do so or that such strategies will be successful.
Market
The market values of securities or other investments owned
by the Fund will go up or down, sometimes rapidly or
unpredictably. The Fund’s investments may decline in value
due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities
markets. The value of a security or other investment also
may go up or down due to general market conditions that
are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes
in interest rates or exchange rates, or adverse investor
sentiment generally. In addition, unexpected events and
their aftermaths, such as the spread of diseases; natural,
environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies
or catastrophes, can cause investor fear and panic, which
can adversely affect the economies of many companies,
sectors, nations, regions and the market in general, in
ways that cannot necessarily be foreseen. During a general
downturn in the securities markets, multiple asset classes
may decline in value. When markets perform well, there can
be no assurance that securities or other investments held
by the Fund will participate in or otherwise benefit from the advance.
Mortgage Securities and Asset-Backed Securities
Mortgage securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled
prepayments of principal due to voluntary prepayments,
refinancing or foreclosure on the underlying mortgage loans.
To the Fund this means a loss of anticipated interest, and
a portion of its principal investment represented by any
premium the Fund may have paid. Mortgage prepayments
generally increase when interest rates fall. Because of
prepayments, mortgage securities may be less effective than
some other types of debt securities as a means of “locking
in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates.
When the Fund reinvests the prepayments of principal it
receives, it may receive a rate of interest that is lower than the rate on the existing security.
Mortgage securities also are subject to extension risk. An
unexpected rise in interest rates could reduce the rate of
prepayments on mortgage securities and extend their life.
This could cause the price of the mortgage securities and
the Fund’s share price to fall and would make the mortgage
securities more sensitive to interest rate changes.
Since September 2008, the Federal Housing Finance
Agency (FHFA), an agency of the U.S. government, has
acted as the conservator to operate Fannie Mae and Freddie
Mac until they are stabilized. It is unclear how long the
conservatorship will last or what effect this conservatorship will have on the securities issued or guaranteed by Fannie
Mae or Freddie Mac for the long-term.
Although the mortgage-backed securities that are delivered
in TBA transactions must meet certain standards, there is a
risk that the actual securities received by the Fund may be
less favorable than what was anticipated when entering into
the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the
Fund to losses. Whether or not the Fund takes delivery of
the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the
underlying investments during the term of the agreement.
Issuers of asset-backed securities may have limited ability
to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if
any, may be inadequate to protect investors in the event of
default. Like mortgage securities, asset-backed securities
are subject to prepayment and extension risks.
High-Yield Debt Securities
The Fund may invest in debt securities and other income-
producing instruments that are rated below investment grade
or unrated. These securities and instruments generally have
more credit risk than higher-rated securities. The issuers
of such securities or instruments typically do not have the
track record needed to receive an investment grade rating,
have borrowed to finance acquisitions or to expand their
operations, are seeking to refinance their debt at lower rates, or have been downgraded due to financial difficulties. Due

Franklin Limited Duration Income Trust
Important Information to Shareholders

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Annual Report
to the risks involved in investing in high yield debt securities and other income-producing instruments, an investment in
the Fund should be considered speculative.
Companies issuing high yield, fixed-income securities are
not as strong financially as those issuing securities with
higher credit ratings. These companies are more likely to
encounter financial difficulties and are more vulnerable to
changes in the economy, such as a recession or a sustained
period of rising interest rates, that could affect their ability to make interest and principal payments. The high yield market
has experienced a large number of defaults in recent years.
If a company defaults because it stops making interest and/
or principal payments, payments on the securities may never
resume because such securities are generally unsecured
and are often subordinated to other creditors of the issuer.
These securities may be worthless and the Fund could lose
its entire investment.
High yield securities generally are less liquid than higher-
quality securities. Many of these securities do not trade
frequently, and when they do their prices may be significantly higher or lower than expected.
Bank Loans
Bank loans, loan participations and assignments involve
credit risk, interest rate risk, liquidity risk, and the risks of being a lender, as well as other risks. If the Fund purchases a loan, it may be able to enforce its rights only through the lender, and may assume the credit risk of both the lender
and the borrower.
Corporate loans in which the Fund may invest may be
unrated and generally will not be registered with the SEC
or listed on a securities exchange. Because the amount of
public information available with respect to corporate loans generally is less extensive than that available for more
widely rated, registered and exchange-listed securities,
corporate loans can be more difficult to value.
Bank loans and certain corporate loans may not be
considered “securities,” and investors, such as the Fund,
therefore may not be entitled to rely on the antifraud
protections of the federal securities laws and may have
limited legal remedies.
Income
The Fund’s distributions to shareholders may decline when
prevailing interest rates fall, when the Fund experiences
defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security. The Fund’s income
generally declines during periods of falling benchmark
interest rates because the Fund must reinvest the proceeds
it receives from existing investments (upon their maturity,
prepayment, amortization, sale, call, or buy-back) at a lower rate of interest or return.
Leverage
The Fund’s use of leverage creates the opportunity for
increased net income, but also creates special risks. The
Fund currently uses leverage through the borrowing of
funds under a committed financing arrangement and the
purchase of mortgage dollar rolls. The Fund may use other
forms of leverage, including through the issuance of senior
securities such as preferred shares. The Fund may also
use leverage through the lending of portfolio securities, and the use of swaps, other derivatives, reverse repurchase
agreements, and when-issued, delayed delivery or forward
commitment transactions. To mitigate leverage risk from
such transactions, the Fund may segregate liquid assets
against or otherwise cover its future obligations under such transactions.
So long as the Fund’s securities portfolio provides a higher rate of return (net of Fund expenses) than the cost of its
leverage (e.g., the interest rate on any borrowings), the
leverage will allow shareholders to receive a higher current rate of return than if the Fund were not leveraged. If,
however, interest rates rise, which may be likely because
interest rates are currently near their lowest levels in many years, the Fund’s cost of leverage could exceed the rate of
return on the debt obligations and other investments held
by the Fund that were acquired during periods of generally
lower interest rates, reducing return to shareholders. If the
Fund leverages with preferred shares that pay cumulative
dividends, the Fund’s leverage risk may be increased.
The Fund’s use of leverage may, during periods of
rising interest rates, adversely affect the Fund’s income,
distributions and total returns to Common Shareholders.
Leverage creates two major types of risks for Common
Shareholders:

Franklin Limited Duration Income Trust
Important Information to Shareholders

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Annual Report
the likelihood of greater volatility of net asset value and
market price of Common Shares, because changes in the
value of the Fund’s portfolio of income-producing securities
(including securities bought with the proceeds of leverage)
are borne entirely by the Common Shareholders; and the
possibility either that Common Share income will fall if
the Fund’s cost of leverage rises, or that Common Share
income will fluctuate because the cost of leverage varies.
Because the fees received by the Investment Manager are
based on the Managed Assets (as defined below) of the
Fund (including the aggregate liquidation preference of any
preferred shares or the outstanding amount of any borrowing
or short-term debt securities), the Investment Manager has
a financial incentive for the Fund to use leverage, which may create a conflict of interest between the Investment Manager and the Common Shareholders.
By using leverage, the Fund will seek to obtain a higher
return for holders of Common Shares than if the Fund did
not use leverage. Leveraging is a speculative technique and
there are special risks involved. There can be no assurance
that a leveraging strategy will be successful during any
period in which it is employed. The Fund’s use of leverage
strategies could result in larger losses than if the strategies were not used.
Marketplace Loans
Marketplace Loans are subject to the risks associated with
debt investments generally, including but not limited to,
interest rate, credit, liquidity, high yield debt, market and income risks.
Marketplace Loans generally are not rated by rating
agencies; are often unsecured; not guaranteed or insured
by a third party; not backed by any governmental authority;
and are highly risky and speculative investments similar
to an investment in lower rated securities or high yield
debt securities (also known as junk bonds). Lenders and
investors, such as the Fund, assume all of the credit
risk on the loans they fund or purchase and there are no
assurances that payments due on the Marketplace Loans
will be made. In addition, investments in Marketplace Loans
may be adversely affected if the Platform or a third-party
service provider becomes unable or unwilling to fulfill its
obligations in servicing the loans. The Fund intends to have a backup servicer in case any Platform or third-party servicer ceases or fails to perform the servicing functions, which
the Fund expects will mitigate some of the risks associated
with a reliance on platforms or third-party servicers for
servicing of the Marketplace Loans. Moreover, the Fund
may have limited information about the Marketplace Loans
and information provided to the Platform regarding the loans and the borrowers’ credit information may be incomplete,
inaccurate, outdated or fraudulent. It also may be difficult for the Fund to sell an investment in a Marketplace Loan
before maturity at the price at which the Fund believes the
loan should be valued because these loans typically are
considered by the Fund to be illiquid securities. To the extent the Fund invests in Marketplace Loans, the Fund may also
be subject to related regulatory and judicial risks, pass-
through notes risk, fraud risk, platform risk, servicer risk, and tax risk.
Foreign Securities (non-U.S.)
Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in
U.S. securities. These risks can increase the potential for
losses in the Fund and may include, among others, currency
risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency
devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets),
different trading practices, less government supervision,
less publicly available information, limited trading markets and greater volatility. Investing in securities of issuers based in developing or emerging markets entails all of the risks
of investing in securities of foreign issuers to a heightened degree as well as other risks.
Debt issued by foreign governments, their agencies or
instrumentalities, or other government-related entities,
is subject to several risks, such as the fact that there are generally no bankruptcy proceedings similar to those in the
United States by which defaulted sovereign debt may be
collected. Other risks include: potential limits on the flow of capital; political and economic risk; the extent and quality of financial regulations; tax risk; and the potential expropriation or nationalization of foreign issuers.
Derivatives
The performance of derivatives depends largely on the
performance of an underlying asset, interest rate or index,
and such instruments often have risks similar to their
underlying asset. Derivatives (such as futures contracts
and options thereon, options, swaps and short sales) are
also subject to a number of risks such as liquidity risk,
interest rate risk, credit risk, leverage risk, volatility risk and

Franklin Limited Duration Income Trust
Important Information to Shareholders

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Annual Report
management risk. They also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation,
and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. With over-the-counter derivatives, there is a risk that the other party to the transaction will fail to perform (known as counterparty risk). There can be no assurance that the
Fund will engage in suitable derivative transactions to reduce exposure to other risks when that would be beneficial.
Liquidity
The Fund may invest up to 25% of its total assets in
securities which are illiquid at the time of investment (i.e., securities that cannot be disposed of within seven days
in the ordinary course of business at approximately the
value at which the Fund has valued the securities). Illiquid securities may trade at a discount from comparable, more
liquid investments, and may be subject to wide fluctuations in market value. Also, the Fund may not be able to dispose of
illiquid securities when that would be beneficial at a favorable time or price.
Portfolio Turnover
The investment manager will sell a security when it believes it is appropriate to do so, regardless of how long the Fund
has held the security. The Fund’s turnover rate may exceed
100% per year because of the anticipated use of certain
investment strategies. The rate of portfolio turnover will not be a limiting factor for the investment manager in making
decisions on when to buy or sell securities, including
entering into mortgage dollar rolls. High turnover will
increase the Fund’s transaction costs and may increase your
tax liability if the transactions result in capital gains.
Management
The Fund is subject to management risk because it is an
actively managed portfolio. The Investment Manager will
apply investment techniques and risk analyses in making
investment decisions for the Fund, but there can be no
guarantee that they will produce the desired results.

Franklin Limited Duration Income Trust
Annual Meeting of Shareholders

franklintempleton.com
Annual Report
The Annual Meeting of Shareholders (the “Meeting”) for Franklin Limited Duration Income Trust (Fund) was held on
October 1, 2020. At the Meeting, shareholders elected Terrence J. Checki, Mary C. Choksi, Rupert H. Johnson, Jr. and
Larry D. Thompson as Trustees of the Fund to hold office for a three year term, set to expire at the 2023 Annual Meeting of Shareholders. These terms continue, however, until their successors are duly elected and qualified or until a Trustee’s resignation, retirement, death or removal, whichever is earlier.
The results of the voting were as follows:
Note: Harris J. Ashton, Edith E. Holiday, Gregory E. Johnson and J. Michael Luttig are Trustees of the Fund who are currently serving and whose terms of office continued after the meeting.
Trustee Nominees Shares For
Shares
Withheld
Terrence J. Checki 26,089,612 514,875
Mary C. Choksi 26,103,663 500,824
Rupert H. Johnson, Jr. 26,059,008 545,479
Larry D. Thompson 26,074,129 530,358

Franklin Limited Duration Income Trust

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Annual Report
Dividend Reinvestment and Cash Purchase Plan
The Fund’s Dividend Reinvestment Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions (Distributions) in shares of the Fund. American Stock Transfer & Trust Company, LLC (Plan Agent), P.O. Box 922,
Wall Street Station, New York, NY 10269-0560, acts as your Plan Agent in administering the Plan. The Agent will open an account for you under the Plan in the same name as your outstanding shares are registered.
You are automatically enrolled in the Plan unless you elect to receive Distributions in cash. If you own shares in your own name, you should notify the Agent, in writing, if you wish to receive Distributions in cash.
If the Fund declares a Distribution, you, as a participant in the Plan, will automatically receive an equivalent amount of shares of the Fund purchased on your behalf by the Agent. If on the payment date for a Distribution, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions, the Agent shall receive newly issued shares, including fractions, from the Fund for your account. The number of additional shares to be credited shall be determined by dividing the dollar amount of the Distribution by the greater of the net asset value per share on the payment date, or 95% of the then current market price per share.
If the net asset value per share exceeds the market price plus estimated brokerage commissions on the payment date for a Distribution, the Agent (or a broker-dealer selected by the Agent) shall try, for a purchase period of 30 days, to apply the amount of such Distribution on your shares (less your pro rata share of brokerage commissions incurred) to purchase shares on the open market. The weighted average price (including brokerage commissions) of all shares it purchases shall be your allocated price per share. If, before the Agent has completed its purchases, the market price plus estimated brokerage commissions exceeds the net asset value of the shares as of the payment date, the purchase price the Agent paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if such Distribution had been paid in shares issued by the Fund. Participants should note that they will not be able to instruct the Agent to purchase shares at a specific time or at a specific price. The Agent may make open-market purchases on any securities exchange where shares are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine.
The market price of shares on a particular date shall be the last sales price on NYSE MKT, or, if there is no sale on the exchange on that date, then the mean between the closing bid and asked quotations on the exchange on such date. The net asset value per share on a particular date shall be the amount most recently calculated by or on behalf of the Fund as required by law.
The Agent shall at all times act in good faith and agree to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Agent’s negligence, bad faith, or willful misconduct or that of its employees. Your uninvested funds held by the Agent will not bear interest. The Agent shall have no responsibility for the value of shares acquired. For the purpose of cash investments, the Agent may commingle your funds with those of other participants in the same Fund.
There is no direct charge to participants for reinvesting Distributions, since the Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. If you elect by notice to the Agent to have it sell part or all of your shares and remit the proceeds, the Agent will deduct brokerage commissions from the proceeds. The automatic reinvestment of Distributions does not relieve you of any taxes that may be payable on Distributions. In connection with the reinvestment of Distributions, shareholders generally will be treated as having received a Distribution equal to the cash Distribution that would have been paid.
The Agent will forward to you any proxy solicitation material and will vote any shares so held for you first in accordance with the instructions set forth on proxies you return to the Fund, and then with respect to any proxies you do not return to the Fund in the same portion as the Agent votes proxies the participants return to the Fund.

Franklin Limited Duration Income Trust
Dividend Reinvestment and Cash Purchase Plan

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Annual Report
As long as you participate in the Plan, the Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you. Upon your written request, the Agent will deliver to you, without charge, a certificate or certificates for the full shares. The Agent will send you a confirmation of each acquisition made for your account as soon as practicable, but not later than 60 days after the acquisition date. Although from time to time you may have an undivided fractional interest in a share of the Fund, no certificates for a fractional share will be issued. Distributions on fractional shares will be credited to your account. If you terminate your account under the Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of shares at the time of termination.
You may withdraw from the Plan at any time, without penalty, by notifying the Agent in writing at the address above or by telephone at (800) 416-5585. Such termination will be effective with respect to a Distribution if the Agent receives your notice prior to the Distribution record date. The Agent or the Fund may terminate the Plan upon notice to you in writing mailed at least 30 days prior to any record date for the payment of any Distribution. Upon any termination, the Agent will issue, without charge, stock certificates for all full shares you own and will convert any fractional shares you hold at the time of termination to cash at current market price and send you a check for the proceeds.
The Fund or the Agent may amend the Plan. You will receive written notice at least 30 days before the effective date of any amendment.

Franklin Limited Duration Income Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 2003 125 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 106 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 125 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Limited Duration Income Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead Independent
Trustee since 2019
125 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 125 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 125 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Limited Duration Income Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee and
Vice President
Trustee since
2013 and
Vice President
since 2003
136 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Senior Vice
President
Chairman of the
Board since
2013, Trustee and
Senior Vice
President since
2003
125 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President
since 2009 and
Co-Secretary since
2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Franklin Limited Duration Income Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President
since 2011 and
Co-Secretary since
2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Limited Duration Income Trust

franklintempleton.com
Annual Report
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
Interested Board Members and Officers
(continued)

Franklin Limited Duration Income Trust
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Consolidated Statement of
Investments
The Fund files a complete consolidated statement of
investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

FTF A 02/21
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Annual Report
Franklin Limited Duration Income Trust
Investment Manager Transfer Agent
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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

 (a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $89,822 for the fiscal year ended December 31, 2020 and $84,534 for the fiscal year ended December 31, 2019.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended December 31, 2020 and $20,000 for the fiscal year ended December 31, 2019.  The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions and professional fees in connection with an Indonesia withholding tax refund claim.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not  reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2020 and $123 for the fiscal year ended December 31, 2019.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $49,800 for the fiscal year ended December 31, 2020 and $145,644 for the fiscal year ended December 31, 2019.  The services for which these fees were paid included valuation services related to Fair Value engagement, the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, professional fees in connection with determining the feasibility of a U.S. direct lending structure, and assets under management certification.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $49,800 for the fiscal year ended December 31, 2020 and $165,767 for the fiscal year ended December 31, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.

Members of the Audit Committee are: Mary C. Choksi,
Michael Luttig and Larry D. Thompson
.

Item 6. Schedule of Investments.          N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund’s investment manager Franklin Advisers, Inc. in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.
The investment manager has delegated its administrative duties with respect to the voting of proxies for securities to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the investment manager’s instructions and/or policies. The investment manager votes proxies solely in the best interests of the Fund and its shareholders.
To assist it in analyzing proxies of equity securities, the investment manager subscribes to Institutional Shareholder Services, Inc. (ISS), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, vote execution services, ballot reconciliation services, recordkeeping and vote disclosure services. In addition, the investment manager subscribes to Glass, Lewis & Co., LLC (Glass Lewis), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Also, the investment manager has a supplemental subscription to Egan-Jones Proxy Services (Egan-Jones), an unaffiliated third party proxy advisory firm, to receive analyses and vote recommendations. Although analyses provided by ISS, Glass Lewis, Egan-Jones, and/or another independent third party proxy service provider (each a "Proxy Service") are thoroughly reviewed and considered in making a final voting decision, the investment manager does not consider recommendations from a Proxy Service or any third party to be determinative of the investment manager's ultimate decision. Rather, the investment manager exercises its independent judgment in making voting decisions. For most proxy proposals, the investment manager’s evaluation should result in the same position being taken for all Funds. In some cases, however, the evaluation may result in a Fund voting differently, depending upon the nature and objective of the Fund, the composition of its portfolio and other factors. As a matter of policy, the officers, directors/trustees and employees of the investment manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. Efforts are made to resolve all conflicts in the best interests of the investment manager’s clients. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker-dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. In situations where a material conflict of interest is identified, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service; or send the proxy directly to the Fund's board or a committee of the board with the investment manager's recommendation regarding the vote for approval.
Where a material conflict of interest has been identified, but the items on which the investment manager’s vote recommendations differ from a Proxy Service and relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the investment manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the investment manager rather than sending the proxy directly to the Fund's board or a board committee for approval.
To avoid certain potential conflicts of interest, the investment manager will employ echo voting or pass-through voting, if possible, in the following instances: (1) when the Fund invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F) or (G) of the 1940 Act, the rules thereunder, or pursuant to a SEC exemptive order thereunder; (2) when the Fund invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the Fund’s governing documents or applicable law. Echo voting means that the investment manager will vote the shares in the same proportion as the vote of all of the other holders of the underlying fund's shares. With respect to instances when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F) or (G) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder, and there are no other unaffiliated shareholders also invested in the underlying fund, the investment manager will vote in accordance with the recommendation of such investment company’s board of trustees or directors. In addition, to avoid certain potential conflicts of interest, and where required under a fund’s governing documents or applicable law, the investment manager will employ pass-through voting when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on Section 12(d)(1)(E) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder. In “pass-through voting,” a feeder fund will solicit voting instructions from its shareholders as to how to vote on the master fund’s proposals.
The recommendation of management on any issue is a factor that the investment manager considers in determining how proxies should be voted. However, the investment manager does not consider recommendations from management to be determinative of the investment manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the investment manager will not support the position of the company's management in any situation where it deems that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.
Engagement with issuers.
The investment manager believes that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The investment manager may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The investment manager may also engage with management on a range of environmental, social or corporate governance issues throughout the year.
Investment manager’s proxy voting policies and principles
. The investment manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the investment manager cannot anticipate all future situations. In all cases, each proxy and proposal (including both management and shareholder proposals) will be considered based on the relevant facts and circumstances on a case-by-case basis.
Board of directors.
The investment manager supports an independent, diverse board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The investment manager supports boards with strong risk management oversight. The investment manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The investment manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the investment manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company’s corporate governance guidelines or provisions and performance. The investment manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the investment manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.
In the event of a contested election, the investment manager will review a number of factors in making a decision including management’s track record, the company’s financial performance, qualifications of candidates on both slates, and the strategic plan of the dissidents and/or shareholder nominees.
Ratification of auditors of portfolio companies.
The investment manager will closely scrutinize the independence, role and performance of auditors. On a case-by-case basis, the investment manager will examine proposals relating to non-audit relationships and non-audit fees. The investment manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence. The investment manager may also consider whether the ratification of auditors has been approved by an appropriate audit committee that meets applicable composition and independence requirements.
Management and director compensation.
A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. The investment manager believes that executive compensation should be directly linked to the performance of the company. The investment manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The investment manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. The investment manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although the investment manager will generally oppose “golden parachutes” that are considered to be excessive. The investment manager will normally support proposals that require a percentage of directors’ compensation to be in the form of common stock, as it aligns their interests with those of shareholders.
The investment manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.
Anti-takeover mechanisms and related issues.
The investment manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, the investment manager conducts an independent review of each anti-takeover proposal. On occasion, the investment manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders’ interests. The investment manager generally supports proposals that require shareholder rights’ plans (“poison pills”) to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. In addition, the investment manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The investment manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” The investment manager generally supports “fair price” provisions and confidential voting. The investment manager will review a company’s proposal to reincorporate to a different state or country on a case-by-case basis taking into consideration financial benefits such as tax treatment as well as comparing corporate governance provisions and general business laws that may result from the change in domicile.
Changes to capital structure.
The investment manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The investment manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The investment manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The investment manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. The investment manager will review proposals seeking preemptive rights on a case-by-case basis.
Mergers and corporate restructuring.
Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. The investment manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.
Environmental and social issues.
The investment manager considers environmental and social issues alongside traditional financial measures to provide a more comprehensive view of the value, risk and return potential of an investment. Companies may face significant financial, legal and reputational risks resulting from poor environmental and social practices, or negligent oversight of environmental or social issues. Franklin Templeton’s “Responsible Investment Principles and Policies” describes the investment manager’s approach to consideration of environmental, social and governance issues within the investment manager’s processes and ownership practices.
The investment manager will review shareholder proposals on a case-by-case basis and may support those that serve to enhance value or mitigate risk, are drafted appropriately, and do not disrupt the course of business or require a disproportionate or inappropriate use of company resources. In the investment manager’s experience, those companies that are managed well are often effective in dealing with the relevant environmental and social issues that pertain to their business. As such, the investment manager will generally give management discretion with regard to environmental and social issues. However, in cases where management and the board have not demonstrated adequate efforts to mitigate material environmental or social risks, have engaged in inappropriate or illegal conduct, or have failed to adequately address current or emergent risks that threaten shareholder value, the investment manager may choose to support well-crafted shareholder proposals that serve to promote or protect shareholder value. This may include seeking appropriate disclosure regarding material environmental and social issues.
The investment manager will consider supporting a shareholder proposal seeking disclosure and greater board oversight of lobbying and corporate political contributions if the investment manager believes that there is evidence of inadequate oversight by the company’s board, if the company’s current disclosure is significantly deficient, or if the disclosure is notably lacking in comparison to the company’s peers.
Governance matters.
The investment manager generally supports the right of shareholders to call special meetings and act by written consent. However, the investment manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.
Proxy access.
In cases where the investment manager is satisfied with company performance and the responsiveness of management, it will generally vote against shareholder proxy access proposals not supported by management. In other instances, the investment manager will consider such proposals on a case-by-case basis, taking into account factors such as the size of the company, ownership thresholds and holding periods, nomination limits (e.g., number of candidates that can be nominated), the intentions of the shareholder proponent, and shareholder base.
Global corporate governance.
Many of the tenets discussed above are applied to the investment manager's proxy voting decisions for international investments. However, the investment manager must be flexible in these worldwide markets. Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets. As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers. As experienced money managers, the investment manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.
The investment manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the investment manager may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if the investment manager votes a proxy or where the investment manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the investment manager held shares on the record date but has sold them prior to the meeting date; (vii) a proxy voting service is not offered by the custodian in the market; (viii) due to either system error or human error, the investment manager’s intended vote is not correctly submitted; (ix) the investment manager believes it is not in the best interest of the Fund or its shareholders to vote the proxy for any other reason not enumerated herein; or (x) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.
In some non-U.S. jurisdictions, even if the investment manager uses reasonable efforts to vote a proxy on behalf of the Fund, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the investment manager does not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the investment manager. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the investment manager's votes are not received, or properly tabulated, by an issuer or the issuer's agent.
The investment manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the investment manager or its affiliates, determine to use its best efforts to recall any security on loan where the investment manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes.
Procedures for meetings involving fixed income securities & privately held issuers.
From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the investment manager for each Fund involved. If the Proxy Group does not receive voting instructions from the investment manager, the Proxy Group will take no action on the event. The investment manager may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described above.
In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.
The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the investment manager may nonetheless vote as it deems in the best interests of the Fund. The investment manager will report such decisions on an annual basis to the Fund board as may be required.
Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923, Attention: Proxy Group. Copies of the Fund’s proxy voting records are available online at franklintempleton.com and posted on the SEC website at www.sec.gov. The proxy voting records are updated each year by August 31 to reflect the most recent 12-month period ended June 30.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) As of February 26, 2021, the portfolio managers of the Fund are as follows:

Sonal Desai, Ph.D, Glenn I. Voyles, CFA,
Justin G. MA, CFA and  David Yuen,
CFA,
serve as the portfolio management team responsible for managing the Fund's portfolio investment. Each of them has experience managing Franklin mutual funds and private accounts

Ms. Desai
has been a portfolio manager of the Fund since December 2018. She joined Franklin Templeton in 2009.

Mr. Voyles
has been a portfolio manager of the Fund since 2006. He joined Franklin Templeton in 1993.

Mr. Ma
has been a portfolio manager of the Fund since 2013. He joined Franklin Templeton in 2006.

Mr. Yuen
has been a portfolio manager of the Fund since 2019. He joined Franklin Templeton in 1988.

Name	Number of Other Registered Investment Companies Managed[1]	Assets of Other Registered Investment Companies Managed (x $1 million)[1]	Number of Other Pooled Investment Vehicles Managed[1]	Assets of Other Pooled Investment Vehicles Managed (x $1 million)[1]	Number of Other Accounts Managed[1]	Assets of Other Accounts Managed (x $1 million)[1]
Sonal Desai	12	14,719.7	12	3,569.2	1	362.7
Glenn Voyles	4	3,780.3	5	1,528.6	6	70.1
Justin G. Ma	5	2,100.8	2	12.3	N/A	N/A
David Yuen	17	15,241.9	11	2,380.9	5	4,052.5

1.

The various pooled investment vehicles and accounts listed are managed by a team of investment professionals.  Accordingly, the individual managers listed would not be solely responsible for managing such listed amounts.

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts.  The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation (as noted in the chart above, if any).  This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts.
The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions designed to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation.
The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and
Franklin Templeton
guidelines
.
Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:
Base salary
  Each portfolio manager is paid a base salary.
Annual bonus
  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).  The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager.
The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders.
The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines.
The following factors are generally used in determining bonuses under the plan:

•

Investment performance.
Primary consideration is given to the historic investment performance of all accounts managed by the portfolio manager over the 1, 3 and 5 preceding years measured against risk benchmarks developed by the fixed income management team. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•

Non-investment performance.
The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including business knowledge, productivity, customer service, creativity, and contribution to team goals, are evaluated in determining the amount of any bonus award.

•

Responsibilities.
The
characteristics and complexity of funds managed by the
portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation
  Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Ownership of Fund shares.
The investment manager has a policy of encouraging portfolio managers to invest in the funds they manage.  Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager.  The following is the dollar range of Fund shares beneficially owned by each portfolio manager (such amounts may change from time to time):

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Sonal Desai	None
David Yuen	None
Justin G. Ma	None
Glenn I. Voyles	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment
Company and
Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b) Changes in Internal Controls.
During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                                    N/A

Item 13. Exhibits.

(a) (1)
Code of Ethics

Code of Ethics

(a) (2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 302

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Limited Duration Income Trust

By S/MATTHEW T. HINKLE___________
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S/MATTHEW T. HINKLE ___________
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date February 26, 2021

By S/ROBERT G. KUBILIS ____________
Robert G. Kubilis
Chief Financial Officer and Chief Accounting Officer
Date February 26, 2021